   ----------------------------------
    SEMIANNUAL REPORT - MAY 31, 1997




















                                      ------------------------------------------
                                                         ANCHOR
                                                       PATHWAY
                                                         FUND

---------------------

              DEAR ANCHOR PATHWAY INVESTOR:

                We are pleased to report the results of the first half of fiscal year 1997 -- the six months ended May 31 -- for the seven series in the Anchor Pathway Fund, which serves as the underlying investment vehicle for the American Pathway II Variable Annuity.

                All of the series' stock funds gained considerable ground over the period. Equity markets around the world continued their extraordinary march upward, propelled by the combined forces of mild inflation, low interest rates and sustained infusions of cash from enthusiastic investors. In the U.S., a healthy economy and strong productivity gains boosted corporate profits. At the same time, a number of factors -- including global competition and a drive toward efficiency -- kept a lid on inflationary pressures. Stock markets soared, although not without some volatility. Equity prices fell sharply in mid-March, only to rebound vigorously a month later. After erasing gains made in the first half of the period, the unmanaged Standard & Poor's 500 Composite Index set new records, and produced a total return of 13.2% for the six months.

                If stock investors seemed optimistic at times, bond investors tended to focus on the economy's half-empty glass. Concerns about the pace of economic growth and the run-up in stocks in recent years led the Federal Reserve Board to raise its target for the federal funds rate in an attempt to keep inflationary threats in check. (The federal funds rate is the rate banks charge each other for overnight loans; it was increased to 5.5% from 5.25% in March.) Although retail prices remained essentially flat throughout the period, the Fed's move depressed bond prices, which returned a scant 1.0% as measured by the Salomon Brothers Broad Investment-Grade Index. That weakness was reflected in varying degrees in the results of the series' bond funds.

                Here are brief comments on the investment activities of each of the series:

                THE GROWTH SERIES rose 8.3% for the six months ended May 31, as sustained economic growth translated into gains for many U.S. corporations. Technology stocks, which had experienced sharp declines in the previous year, rebounded strongly during the period. Demand for personal computers helped sales of electronic components, microprocessors and semiconductors, and a number of the series' larger investments in these areas posted sizable gains. They included Texas Instruments, which manufactures computer chips; LSI Logic, which produces integrated circuits; and the semiconductor giant Intel. Capital Research and Management Company ("CRMC") believes the technology sector should continue to grow as companies find new markets in which to sell their products. Media businesses were strongly represented among our largest holdings. Many of these, such as Time Warner, began to see the benefits of recent consolidations, although Viacom declined 21%. Meanwhile, America Online, the world's largest provider of online services, recovered from servicing difficulties to increase a remarkable 56%. The series has substantial investments in a number of other industries, including leisure and tourism, manufacturing and health and personal care. In all, 87.3% of net assets was held in equity-type securities, with the balance in cash and equivalents.

                THE INTERNATIONAL SERIES posted the series' largest gain for the period, increasing 15.1%. Most major international markets recorded positive results, with Japan a notable exception. In Europe, a number of factors contributed to rising stock prices: moderate inflation and falling interest rates; a broad focus on corporate restructuring and other streamlining measures; and the falling value of many currencies relative to the U.S. dollar, which made the products of export-oriented companies more competitive in world markets. With nearly half of net assets invested in Europe, the series was well-positioned to take


                                                           ---------------------

---------------------

              advantage of gains in those markets. Meanwhile, the Japanese economy continued to struggle with an ongoing banking crisis and faltering consumer confidence. Although prospects appear to be improving, overall weakness and a steadily declining yen translated into a 5% loss in the Japanese market for U.S. investors. CRMC took the opportunity to make several large investments in that country: Japanese stocks now account for 14.2% of net assets, compared with 7.2% six months ago. Elsewhere, the series benefited from its holdings in Latin America, where markets were buoyed by an increasingly stable economic environment.

                THE GROWTH-INCOME SERIES increased 11.0%. The series, which emphasizes large, established U.S. companies, participated strongly in a market run-up dominated by blue-chip stocks. Gains were broad-based, with appreciation in virtually every sector. The series also benefited from its substantial holdings in pharmaceutical companies, such as Warner-Lambert and Schering-Plough, which have been developing new products and expanding their markets. Forest products firms began to shake off their doldrums, as tighter inventories helped boost prices on paper and pulp. Bowater, the largest producer of newsprint in the U.S. rose 31%. Meanwhile, oil stocks lagged the market generally, as weakness in crude oil and gas prices hurt many energy companies. Given the continued growth in demand for energy, however, CRMC believes long-term prospects continue to look favorable for the sector. About 85.9% of the portfolio was invested in equities, with the remainder in cash and equivalents. On a cautionary note, while it is always gratifying to report strong returns, CRMC reminds investors that the series' results in recent years have been extraordinarily high by historical measures. Consequently, CRMC would urge you not to extrapolate future returns from these substantial gains.

                THE ASSET ALLOCATION SERIES rose 7.5% for the six months. The series is managed as though it constitutes the complete portfolio of a prudent investor, with holdings in all three major classes of financial assets. As of May 31, 63.6% of net assets was held in equities, 27.8% in bonds and 8.6% in cash and equivalents. The stock portion of the series, which is similar to a conservative growth and income fund, concentrated on large, well-managed firms in typically stable industries, such as banking, health care and energy. Many posted above-average increases for the period as companies took steps to become more efficient and increase productivity. The overall health of the economy gave new strength to consumer spending, benefiting retailers such as Circuit City and Wal-Mart. On the fixed-income side, a lackluster bond market restrained the series' results somewhat.

                THE HIGH-YIELD BOND SERIES increased 5.4% during the six months.
              Strong stock markets and record flows into lower rated, higher risk bonds led to a rally in high-yield securities. The equity-like characteristics of these bonds also made them less vulnerable to rising interest rates. As a result, they provided substantially higher returns than their investment-grade counterparts. As mentioned six months ago, the health of the high-yield market presents CRMC with the challenge of finding attractive securities in which to invest. Prices have remained relatively stable, while the quality and balance sheets of companies continue to improve and defaults are very low. Building the series' portfolio is a never-ending process, one which relies on in-depth research to help uncover companies that the market perceives as risky but which CRMC believes are likely to build value over the long term. CRMC continues to maintain a fairly large cash and equivalent position of 18.0% of net assets as we search for appropriate issues for the series.

                THE U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES registered a small gain of 0.2% as rising interest rates depressed bond prices. During the six-month period, investor pessimism pushed up yields on 10-year Treasury bonds from a low of 6.1% in December to a high in April of 7.0%; home mortgage rates also rose. While fixed-income securities are always vulnerable to interest rate changes, CRMC has been taking a number of steps to


---------------------

---------------------

              help deflect the effects of further market declines on the series. As of May 31, 1997, mortgage-backed securities accounted for 36.7% of net assets, which generally pay higher rates to compensate for their prepayment risk. As always, the series maintained its conservative, quality-oriented approach, with 47% of net assets in U.S. Treasury issues.

                THE CASH MANAGEMENT SERIES provided a return of 2.4%. After moving very little for some time, short-term rates inched upward briefly in response to the Fed's pre-emptive strike against inflation. The recent turbulence in U.S. stock and bond markets serves as a good reminder of the valuable role money market funds can play in a long-term investment portfolio. Managed for stable value and a reasonable rate of return, the series can be an important diversification tool. It can also be used as a base for making regular investments into other funds. The series maintains a high-quality orientation: Assets are concentrated in top-grade commercial paper, and all of its money market securities carry the highest credit rating from Standard & Poor's or Moody's Investor Services.

                Looking forward, a number of factors suggest that a favorable economic environment could continue. Inflation remains low; a global pledge to reduce government spending may continue to bolster financial markets. Meanwhile, publicly traded companies around the world are taking steps to become globally competitive and improve their return on capital. However, the recent stratospheric gains will not continue indefinitely. We would urge investors to temper their expectations and maintain a long-term view on their holdings.

                As always, we appreciate your support and look forward to
              reporting to you again following the close of the fiscal year on November 30. In the meantime, CRMC will continue to scan the economic and investment horizons and work hard to help you realize your objectives.

              Sincerely,

              /s/ ELI BROAD

              Eli Broad
              Chairman and Chief Executive Officer,
              Anchor National Life Insurance Company

              July 15, 1997

              -----------------------------------------------

              Performance figures quoted are for the Anchor Pathway Fund; therefore, they are not net of the fees and charges associated with the variable annuity. Past performance is no guarantee of future results.

              Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Money market instruments generally offer stability and income, but an investment in these securities is not guaranteed by the U.S. government or any other entity.




                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH SERIES                        INVESTMENT PORTFOLIO  --  MAY 31, 1997
                                                                    (UNAUDITED)

                                                                                                                  VALUE
                    COMMON STOCK -- 86.7%                                                       SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 27.8%

                    Data Processing & Reproduction -- 12.0%
                    3Com Corp.+..........................................................        70,000         $    3,395
                    Adobe Systems, Inc. .................................................       155,000              6,917
                    Compuserve, Inc.+....................................................        28,100                316
                    Computer Associates International, Inc. .............................       135,000              7,391
                    Data General Corp.+..................................................       200,000              4,275
                    Digital Equipment Corp.+.............................................        75,000              2,691
                    Mentor Graphics Corp.+...............................................       120,000                915
                    Oracle Systems Corp.+................................................       640,000             29,840
                    Silicon Graphics, Inc.+..............................................       739,500             13,958
                    Solectron Corp.+.....................................................       130,000              8,125
                    Structural Dynamics Research Corp.+..................................       150,000              3,675
                    Sybase, Inc.+........................................................       400,000              6,375
                    Tandem Computers, Inc.+..............................................       250,000              3,563

                    Electrical & Electronics -- 1.1%
                    Ericsson (L.M.) Telecommunications Co., Class B ADR+.................       158,000              5,629
                    General Instrument Corp.+............................................        69,300              1,680
                    Nokia Corp., Class A ADR.............................................        20,000              1,320

                    Electronic Components -- 13.8%
                    Adaptec, Inc.+.......................................................       220,000              8,085
                    Advanced Micro Devices, Inc.+........................................        60,000              2,400
                    Analog Devices, Inc.+................................................       486,666             13,018
                    Intel Corp. .........................................................       145,600             22,816
                    LSI Logic Corp.+.....................................................       285,000             11,899
                    Microchip Technology, Inc.+..........................................        40,000              1,420
                    Newbridge Networks Corp. ADR+........................................       100,000              4,012
                    Park Electrochemical Corp. ..........................................       187,200              4,703
                    Rogers Corp.+........................................................       109,200              3,604
                    SCI Systems, Inc.+...................................................       100,000              6,500
                    Texas Instruments, Inc. .............................................       295,600             26,567

                    Energy Equipment -- 0.9%
                    Reading & Bates Corp.+...............................................       175,000              4,441
                    Schlumberger Ltd. ...................................................        20,000              2,382
                                                                                                                 ---------
                                                                                                                   211,912
                                                                                                                 ---------
                    CONSUMER GOODS -- 5.3%

                    Beverages & Tobacco -- 1.8%
                    PepsiCo, Inc. .......................................................        80,000              2,940
                    Philip Morris Cos., Inc. ............................................       240,000             10,560

                    Health & Personal Care -- 1.6%
                    Alpha Beta Technology, Inc.+.........................................        70,000                656
                    Forest Labs, Inc.+...................................................        81,000              3,422
                    Omnicare, Inc........................................................       230,000              6,584
                    Pharmacia & Upjohn, Inc. ............................................        58,000              2,008

---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER GOODS (continued)

                    Recreation & Other Consumer Products -- 1.9%
                    Electronic Arts Inc.+................................................       100,000         $    3,200
                    Mattel, Inc. ........................................................       370,308             11,063
                                                                                                                 ---------
                                                                                                                    40,433
                                                                                                                 ---------
                    ENERGY -- 1.0%

                    Energy Sources -- 1.0%
                    Murphy Oil Corp. ....................................................        80,000              3,710
                    Union Texas Petroleum Holdings, Inc. ................................       200,000              4,025
                                                                                                                 ---------
                                                                                                                     7,735
                                                                                                                 ---------
                    FINANCE -- 4.1%

                    Banking -- 1.0%
                    Charter One Financial, Inc. .........................................        73,500              3,445
                    Commerce Bancshares, Inc. ...........................................        38,686              1,693
                    Norwest Corp. .......................................................        50,000              2,675

                    Financial Services -- 0.9%
                    Federal National Mortgage Association................................       150,000              6,544

                    Insurance -- 2.2%
                    Everest Reinsurance Holdings, Inc. ..................................        40,000              1,360
                    EXEL Ltd. ...........................................................       130,000              5,752
                    Transatlantic Holdings, Inc. ........................................       110,000              9,859
                                                                                                                 ---------
                                                                                                                    31,328
                                                                                                                 ---------
                    MATERIALS -- 2.5%

                    Agricultural Services -- 1.3%
                    Pioneer Hi-Bred International, Inc. .................................       140,900              9,828

                    Chemicals -- 1.2%
                    Air Products & Chemicals, Inc. ......................................        25,000              1,943
                    Valspar Corp. .......................................................       250,000              7,000
                                                                                                                 ---------
                                                                                                                    18,771
                                                                                                                 ---------
                    SERVICES -- 41.9%

                    Broadcasting & Media -- 1.1%
                    Netscape Communications Corp.+.......................................       284,300              8,139

                    Broadcasting & Publishing -- 14.3%
                    Adelphia Communications Corp.+.......................................       205,000              1,179
                    BHC Communications, Inc., Class A+...................................        55,821              6,112
                    Cablevision Systems Corp., Class A+..................................        70,000              2,284
                    Comcast Corp. Class A................................................       360,000              6,255
                    Gaylord Entertainment Co., Class A...................................       180,000              4,005
                    News Corp., Ltd. ADR.................................................       680,000             12,070
                    Tele-Communications, Inc., Class A+..................................       504,025             10,994
                    Tele-Communications TCI Group, Class A+..............................       707,625              9,991
                    Time Warner, Inc. ...................................................       843,750             39,234
                    U.S. West Media Group+...............................................       110,000              2,186
                    Viacom, Inc., Class B+...............................................       515,000             15,289

                    Business & Public Services -- 13.3%
                    AccuStaff, Inc.+.....................................................       100,000              2,400
                    Air & Water Technologies Corp., Class A+.............................        54,800                260
                    America Online, Inc.+................................................       566,500             31,299
                    Avery Dennison Corp. ................................................        80,000              3,010
                    Columbia/HCA Healthcare Corp. .......................................       263,125              9,637
                    CUC International, Inc.+.............................................       165,000              3,795
                    Ecolab, Inc. ........................................................       100,000              4,163

                                                          ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES (continued)

                    Business & Public Services (continued)

                    Electronic Data Systems Corp. .......................................       105,000         $    3,924
                    Federal Express Corp.+...............................................       250,000             13,094
                    Manpower, Inc. ......................................................        41,400              1,853
                    Oxford Health Plans, Inc.+...........................................       188,000             13,254
                    Pacificare Health Systems, Inc. .....................................         9,777                733
                    Republic Industries, Inc.+...........................................       165,000              3,970
                    USA Waste Services, Inc.+............................................       110,000              3,988
                    Waste Management Inc.................................................       191,912              6,093

                    Leisure & Tourism -- 6.9%
                    Carnival Corp., Class A..............................................        50,000              1,900
                    Disney (Walt) Co. ...................................................       335,000             27,428
                    Harrah's Entertainment, Inc.+........................................       160,000              2,980
                    HFS, Inc.+...........................................................       117,100              6,309
                    Host Marriott Corp.+.................................................       500,000              8,812
                    Marriott International, Inc. ........................................        50,000              2,887
                    Mirage Resorts, Inc.+................................................       100,000              2,388

                    Merchandising -- 3.0%
                    Barnes & Noble, Inc.+................................................       204,400              8,508
                    Consolidated Stores Corp.+...........................................       137,500              5,259
                    HSN, Inc. ...........................................................       158,250              4,847
                    Limited, Inc. .......................................................        96,500              1,954
                    Spiegel, Inc., Class A...............................................       366,600              2,429

                    Telecommunications -- 0.9%
                    AirTouch Communications, Inc.+.......................................        50,000              1,394
                    Ascend Communications, Inc.+.........................................       100,000              5,575

                    Transportation: Airlines -- 2.4%
                    AMR Corp.+...........................................................        70,000              6,956
                    Delta Air Lines, Inc. ...............................................        10,000                938
                    Southwest Airlines Co. ..............................................       405,000             10,429
                                                                                                                 ---------
                                                                                                                   320,204
                                                                                                                 ---------
                    OTHER COMMON STOCK -- 4.1%...........................................                           31,410
                                                                                                                 ---------
                    TOTAL COMMON STOCK (cost $427,647)...................................                          661,793
                                                                                                                 ---------

                    PREFERRED STOCK -- 0.6%
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.6%

                    Broadcasting & Publishing -- 0.6%
                    News Corp., Ltd. ADR (cost $2,314)...................................       340,000              5,015
                                                                                                                 ---------

                    WARRANTS -- 0.0%+
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.0%

                    Business & Public Services -- 0.0%
                    Stevens International, Inc. Class A 10/30/97 (cost $0)...............           311                  0
                                                                                                                 ---------
                    TOTAL INVESTMENT SECURITIES (cost $429,961)                                                    666,808
                                                                                                                 ---------

---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    SHORT-TERM SECURITIES -- 12.8%                                          (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 9.3%
                    American Express Credit Corp. 5.56% due 6/18/97......................      $  5,000         $    4,987
                    CIT Group Holdings, Inc. 5.50% due 7/03/97...........................         6,300              6,269
                    Coca-Cola Co. 5.48% due 6/06/97......................................         4,000              3,997
                    Deere (John) Capital Corp. 5.53% due 7/15/97.........................        14,500             14,402
                    Ford Motor Credit Co. 5.52% due 6/20/97..............................        13,200             13,161
                    General Electric Capital Corp. 5.65% due 6/02/97.....................         1,950              1,950
                    Lucent Technologies, Inc. 5.52% due 7/08/97..........................         1,000                994
                    National Rural Utilities Cooperative Finance Corp. 5.54% due
                      6/16/97............................................................         3,500              3,492
                    PepsiCo, Inc. 5.50% due 6/16/97......................................        11,900             11,873
                    Xerox Corp. 5.50% due 6/23/97........................................         9,600              9,568
                                                                                                                 ---------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $70,693)......................                           70,693
                                                                                                                 ---------
                    FEDERAL AGENCY OBLIGATIONS -- 3.5%
                    Federal Home Loan Mortgage Discount Notes 5.46% due 6/13/97..........         9,800              9,782
                    Federal National Mortgage Association Discount Notes 5.48% due
                      6/19/97............................................................         3,600              3,590
                    Federal National Mortgage Association Discount Notes 5.53% due
                      7/21/97............................................................         6,300              6,252
                    Federal National Mortgage Association Discount Notes 5.54% due
                      7/2/97.............................................................         7,315              7,280
                                                                                                                 ---------
                    TOTAL FEDERAL AGENCY OBLIGATIONS (cost $26,904)......................                           26,904
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $97,597)...........................                           97,597
                                                                                                                 ---------

                    TOTAL INVESTMENTS --
                      (cost $527,558)                                100.1%                                        764,405
                    Liabilities in excess of other assets --          (0.1)                                           (897)
                                                                    ------                                       ---------
                    NET ASSETS --                                    100.0%                                     $  763,508
                                                                    ======                                       =========

              -----------------------------

              + Non-income producing securities

              ADR - American Depository Receipt

              See Notes to Financial Statements

                                                          ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES                    INVESTMENT PORTFOLIO -- MAY 31, 1997
                                                                     (UNAUDITED)

                                                                                                                  VALUE
                    COMMON & PREFERRED STOCK -- 89.3%                                          SHARES         (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    AUSTRALIA -- 3.0%
                    Coca-Cola Amatil Ltd.# (Consumer Goods)............................         260,716         $    3,018
                    Western Mining Corp. Holdings Ltd. ADR+ (Materials)................         738,326              4,775
                                                                                                                 ---------
                                                                                                                     7,793
                                                                                                                 ---------

                    BERMUDA -- 0.1%
                    Mandarin Oriental (Services).......................................         145,034                164
                                                                                                                 ---------

                    BRAZIL -- 2.8%
                    Centrais Eletricas Brasileiras S/A-Eletrobras ADR (Capital
                      Equipment).......................................................         183,000              4,577
                    Companhia Energetica De Sao Paulo ADR (Energy).....................          85,000              1,428
                    Companhia Paranaense de Energia-Copel (Energy).....................      85,411,000              1,261
                                                                                                                 ---------
                                                                                                                     7,266
                                                                                                                 ---------

                    CANADA -- 7.3%
                    Bank Nova Scotia Halifax (Finance).................................         103,400              4,284
                    Four Seasons Hotels, Inc. (Services)...............................          14,700                383
                    Imasco Ltd. (Consumer Goods).......................................         232,000              6,498
                    Northern Telecom Ltd. (Services)...................................          47,000              3,948
                    Royal Bank of Canada (Finance).....................................          72,000              3,141
                    Teck Corp. Class B (Capital Equipment).............................          40,000                886
                                                                                                                 ---------
                                                                                                                    19,140
                                                                                                                 ---------

                    FINLAND -- 0.5%
                    Nokia (AB) OY Corp. Series K (Multi-industry)......................          20,000              1,307
                                                                                                                 ---------

                    FRANCE -- 2.9%
                    Moet-Hennessy Louis Vuitton (Consumer Goods).......................           8,500              2,058
                    Pathe+ (Services)..................................................          18,500              4,261
                    Total SA, Series B (Energy)........................................          13,876              1,268
                                                                                                                 ---------
                                                                                                                     7,587
                                                                                                                 ---------

                    GERMANY -- 6.6%
                    Bayerische Motoren Werke AG (Consumer Goods).......................           6,072              4,970
                    Bayerische Motoren Werke AG NV Preferred (Consumer Goods)..........           2,604              1,493
                    Mannesmann AG (Capital Equipment)..................................           6,300              2,558
                    Volkswagen AG (Consumer Goods).....................................          12,500              8,075
                                                                                                                 ---------
                                                                                                                    17,096
                                                                                                                 ---------

                    HONG KONG -- 8.7%
                    Hong Kong Electric Holdings+ (Energy)..............................       1,032,000              3,716
                    Hong Kong Telecommunications Ltd. (Information Technology).........       1,370,000              3,032
                    HSBC Holdings PLC (Finance)........................................         154,800              4,695
                    Hutchison Whampoa Ltd. (Multi-industry)............................       1,350,000             11,238
                                                                                                                 ---------
                                                                                                                    22,681
                                                                                                                 ---------

                    INDONESIA -- 0.8%
                    PT Indonesian Satellite Corp. ADR+ (Services)......................          49,100              1,467
                    PT Indonesian Satellite Corp. alien shares (Services)..............         199,000                593
                                                                                                                 ---------
                                                                                                                     2,060
                                                                                                                 ---------

---------------------

                                                                                                                  VALUE
                    COMMON & PREFERRED STOCK (continued)                                       SHARES         (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    IRELAND -- 0.8%
                    Independent Newspapers (Services)..................................         394,764         $    2,099
                                                                                                                 ---------

                    ITALY -- 4.4%
                    Seat SpA+ (Services)...............................................         240,000                 46
                    Seat SpA+ (Services)...............................................         120,000                 36
                    STET (Services)....................................................         120,000                606
                    STET Risp (Services)...............................................         240,000                942
                    Telecom Italia Mobile SpA (Services)...............................       3,346,050              9,814
                    Telecom Italia Mobile SpA-Savings Shares (Services)................          64,800                113
                                                                                                                 ---------
                                                                                                                    11,557
                                                                                                                 ---------

                    JAPAN -- 14.2%
                    Amway Japan Ltd. ADR (Consumer Goods)..............................          36,000                716
                    Fuji Bank Ltd. (Finance)...........................................         320,000              4,122
                    Fujitsu Ltd. (Capital Equipment)...................................         200,000              2,463
                    Kawasaki Steel Corp. (Materials)...................................         580,000              1,703
                    Mitsubishi Corp. (Consumer Goods)..................................          65,000                765
                    Murata Manufacturing Co., Ltd. (Information Technology)............          45,000              1,782
                    Sakura Bank Ltd. (Finance).........................................         610,000              3,651
                    Sankyo Co., Ltd. (Consumer Goods)..................................         260,000              8,239
                    Sony Corp. (Consumer Goods)........................................          22,000              1,853
                    Suzuki Motor Corp. (Consumer Goods)................................         179,000              2,244
                    Tokyo Electron Ltd. (Information Technology).......................         120,000              6,049
                    Toyota Motor Corp. (Consumer Goods)................................         115,000              3,298
                                                                                                                 ---------
                                                                                                                    36,885
                                                                                                                 ---------

                    KOREA -- 0.8%
                    Korea Electric Power Corp. (Energy)................................          39,000              1,203
                    Korea Electric Power Corp. ADR (Energy)............................          26,000                471
                    Korea Mobile Telecommunications Corp. (Services)...................             360                222
                    Samsung Electronics* (Information Technology)......................           1,080                106
                                                                                                                 ---------
                                                                                                                     2,002
                                                                                                                 ---------

                    LUXEMBOURG -- 0.9%
                    Safra Republic Holdings, Inc. (Finance)............................          10,000              2,250
                                                                                                                 ---------

                    MEXICO -- 2.4%
                    Cifra SA de CV (Consumer Goods)....................................          23,911                 41
                    Cifra SA de CV-Series C+ (Consumer Goods)..........................         195,500                309
                    Grupo Financiero Banamex-Accival SA de CV-Series B+ (Finance)......         324,000                701
                    Grupo Financiero Banamex-Accival SA de CV-Series L+ (Finance)......          26,406                 52
                    Grupo Televisa SA de CV ADR+ (Services)............................          35,000              1,002
                    Telefonos de Mexico SA ADR (Services)..............................          95,200              4,225
                                                                                                                 ---------
                                                                                                                     6,330
                                                                                                                 ---------

                    NETHERLANDS -- 2.7%
                    Philips Electronics (Consumer Goods)...............................          76,000              4,155
                    Vereenigde Ned Uitgevers (Services)................................         130,000              2,934
                                                                                                                 ---------
                                                                                                                     7,089
                                                                                                                 ---------

                    NEW ZEALAND -- 0.0%
                    Brierley Investment Ltd. (Multi-industry)..........................               2                  0
                    Carter Holt Harvey Ltd. (Materials)................................               1                  0
                                                                                                                 ---------
                                                                                                                         0
                                                                                                                 ---------

                    SPAIN -- 4.2%
                    Telefonica de Espana SA (Services).................................         310,000              8,942
                    Telefonica de Espana SA ADR (Services).............................          24,000              2,097
                                                                                                                 ---------
                                                                                                                    11,039
                                                                                                                 ---------

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON & PREFERRED STOCK (continued)                                       SHARES         (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SWEDEN -- 3.0%
                    Ericsson LM Telecommunications Co. Class B (Capital Equipment).....         195,200         $    6,850
                    Ericsson LM Telecommunications Co. Class B CV ADR (Capital
                      Equipment).......................................................           3,500                 17
                    Kinnevik-Series A (Finance)........................................          23,900                635
                    Kinnevik-Series B (Finance)........................................          15,000                410
                                                                                                                 ---------
                                                                                                                     7,912
                                                                                                                 ---------

                    SWITZERLAND -- 5.8%
                    Holderbank Financiere Glarus (Materials)...........................           3,886              3,408
                    Nestle SA (Consumer Goods).........................................           1,250              1,553
                    Novartis AG (Consumer Goods).......................................           7,454             10,104
                                                                                                                 ---------
                                                                                                                    15,065
                                                                                                                 ---------

                    UNITED KINGDOM -- 12.6%
                    Bank of Scotland (Finance).........................................         930,500              6,008
                    British Aerospace PLC (Capital Equipment)..........................         140,000              2,847
                    Kingfisher PLC (Consumer Goods)....................................         225,000              2,626
                    Lloyds TSB Group PLC (Finance).....................................         550,000              5,531
                    Rentokil Initial PLC (Multi-industry)..............................         900,000              3,460
                    Reuters Holdings PLC (Services)....................................         488,000              5,476
                    Scottish Power PLC (Energy)........................................         132,240                829
                    Severn Trent PLC (Energy)..........................................         480,377              6,129
                                                                                                                 ---------
                                                                                                                    32,906
                                                                                                                 ---------
                    OTHER COMMON STOCK -- 4.8%.........................................                             12,380
                                                                                                                 ---------
                    TOTAL COMMON & PREFERRED STOCK (cost $177,240).....................                            232,608
                                                                                                                 ---------

                    RIGHTS+ -- 0.0%
                    --------------------------------------------------------------------------------------------------------
                    KOREA -- 0.0%
                    Samsung Electronics rights expiring 7/01/97* (cost $0).............               1                 51
                                                                                                                 ---------
                    TOTAL INVESTMENT SECURITIES (cost $177,240)                                                    232,659
                                                                                                                 ---------
                                                                                             PRINCIPAL
                                                                                               AMOUNT
                    SHORT-TERM SECURITIES -- 10.3%                                        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 9.6%
                    Daimler Benz North America 5.56% due 7/07/97.......................      $    5,000              4,972
                    Deutsche Bank Financial, Inc. 5.52% due 7/07/97....................           5,500              5,470
                    Exxon Imperial U.S., Inc. 5.52% due 6/03/97........................           4,600              4,598
                    France Telecom 5.56% due 6/13/97...................................           5,000              4,991
                    Halifax Building Society 5.50% due 6/09/97.........................           3,000              2,996
                    Halifax Building Society 5.52% due 6/09/97.........................           1,900              1,898
                                                                                                                 ---------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $24,925)                                                 24,925
                                                                                                                 ---------

---------------------

                                                                                             PRINCIPAL
                                                                                               AMOUNT             VALUE
                    SHORT-TERM SECURITIES (continued)                                      (IN THOUSANDS)     (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    FEDERAL AGENCY OBLIGATIONS -- 0.7%
                    Federal National Mortgage Association Discount Notes 5.29% due
                      6/17/97..........................................................      $      870         $      868
                    Federal National Mortgage Association Discount Notes 5.40% due
                      6/23/97..........................................................           1,000                997
                                                                                                                 ---------
                    TOTAL FEDERAL AGENCY OBLIGATIONS (cost $1,865).....................                              1,865
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $26,790).........................                             26,790
                                                                                                                 ---------
                    TOTAL INVESTMENTS --
                      (cost $204,030)                               99.6%                                          259,449
                    Other assets less liabilities --                 0.4                                               913
                                                                  ------                                         ---------
                    NET ASSETS --                                  100.0%                                       $  260,362
                                                                  ======                                         =========

              -----------------------------

              # Resale restricted to qualified institutional buyers

              +  Non-income producing securities

              *  Fair value determined by Trustees

              ADR - American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES                   INVESTMENT PORTFOLIO -- MAY 31, 1997
                                                                    (UNAUDITED)

                                                                                                                  VALUE
                    COMMON STOCK -- 85.8%                                                        SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CAPITAL EQUIPMENT -- 11.2%

                    Aerospace & Military Technology -- 1.7%
                    Boeing Co. ..........................................................        20,000         $    2,105
                    General Motors Corp., Class H........................................        85,000              4,685
                    Litton Industries, Inc.+.............................................         1,300                 59
                    Raytheon Co. ........................................................        25,000              1,194
                    Sundstrand Corp. ....................................................       130,000              6,467
                    United Technologies Corp. ...........................................        10,000                804

                    Data Processing & Reproduction -- 2.1%
                    Adobe Systems, Inc. .................................................        40,000              1,785
                    Oracle Systems Corp.+................................................       100,000              4,663
                    Silicon Graphics, Inc.+..............................................       294,400              5,557
                    Xerox Corp. .........................................................       110,000              7,452

                    Electrical & Electronics -- 1.2%
                    Ericsson (L.M.) Telecommunications Co., Class B ADR..................        80,000              2,850
                    Nokia Corp., Class A ADR.............................................       120,000              7,920

                    Electronic Components -- 0.3%
                    Rockwell International Corp. ........................................        47,000              3,032

                    Energy Equipment -- 1.0%
                    Schlumberger Ltd.....................................................        50,000              5,956
                    Western Atlas, Inc.+.................................................        50,000              3,388

                    Industrial Components -- 1.4%
                    Dana Corp. ..........................................................        50,000              1,806
                    Echlin, Inc. ........................................................        40,000              1,335
                    Federal-Mogul Corp. .................................................        80,000              2,330
                    Goodyear Tire & Rubber Co. ..........................................        80,000              4,680
                    ITT Industries, Inc..................................................        25,000                619
                    New Holland NV+......................................................       100,000              2,450

                    Machinery & Engineering -- 3.5%
                    Caterpillar, Inc. ...................................................       120,500             11,764
                    Crompton & Knowles Corp. ............................................       120,000              2,805
                    Deere & Co. .........................................................       190,000              9,713
                    Ingersoll-Rand Co. ..................................................        80,000              4,360
                    Parker-Hannifin Corp. ...............................................        75,000              3,947
                                                                                                                 ---------
                                                                                                                   103,726
                                                                                                                 ---------
                    CONSUMER GOODS -- 17.0%

                    Appliances & Household Durables -- 0.3%
                    York International Corp. ............................................        64,800              3,143

                    Automotive -- 1.3%
                    Chrysler Corp........................................................       100,000              3,175
                    Ford Motor Co. ......................................................       110,000              4,125
                    Harley-Davidson, Inc. ...............................................       100,000              4,475

                    Beverages & Tobacco -- 3.2%
                    PepsiCo, Inc.........................................................       210,000              7,717

---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER GOODS (continued)
                    Beverages & Tobacco (continued)
                    Philip Morris Cos., Inc. ............................................       255,000         $   11,220
                    Seagram Co. Ltd. ....................................................       220,000              8,855
                    UST, Inc. ...........................................................        80,000              2,280

                    Food & Household Products -- 2.1%
                    CPC International, Inc. .............................................        50,000              4,300
                    General Mills, Inc. .................................................        45,000              2,846
                    Kellogg Co. .........................................................        15,000              1,106
                    McCormick & Co., Inc.................................................       200,000              5,225
                    Unilever NV..........................................................        30,000              5,813

                    Health & Personal Care -- 9.0%
                    American Home Products Corp. ........................................       170,000             12,962
                    Columbia/HCA Healthcare Corp. .......................................       100,000              3,662
                    Johnson & Johnson Co. ...............................................        60,000              3,592
                    Kimberly-Clark Corp. ................................................        80,000              4,010
                    Merck & Co., Inc. ...................................................       105,000              9,437
                    Pacificare Health Systems, Inc., Class A.............................        38,500              2,888
                    Pfizer, Inc. ........................................................       175,000             18,003
                    Schering-Plough Corp. ...............................................       160,000             14,520
                    Tambrands, Inc. .....................................................        30,000              1,448
                    Warner-Lambert Co. ..................................................       120,000             12,090

                    Recreation & Other Consumer Products -- 0.7%
                    Eastman Kodak Co. ...................................................        60,000              4,973
                    Polaroid Corp. ......................................................        30,000              1,530

                    Textiles & Apparel -- 0.4%
                    V.F. Corp. ..........................................................        45,000              3,516
                                                                                                                 ---------
                                                                                                                   156,911
                                                                                                                 ---------
                    ENERGY -- 9.9%

                    Energy Services -- 1.2%
                    Duke Power Co. ......................................................        70,000              3,150
                    El Paso Natural Gas Co. .............................................         3,255                193
                    GPU, Inc. ...........................................................       100,000              3,500
                    McDermott International Inc. ........................................       150,000              4,162

                    Energy Sources -- 8.1%
                    Amoco Corp. .........................................................       100,000              8,937
                    Ashland, Inc. .......................................................        48,800              2,336
                    Atlantic Richfield Co. ..............................................        80,000             11,640
                    Exxon Corp. .........................................................        60,000              3,555
                    Murphy Oil Corp. ....................................................        50,000              2,319
                    Pennzoil Co. ........................................................        90,000              4,984
                    Phillips Petroleum Co. ..............................................       135,000              5,738
                    Repsol SA ADR........................................................        50,000              2,106
                    Royal Dutch Petroleum Co. ADR........................................        30,000              5,858
                    Texaco, Inc. ........................................................        40,000              4,365
                    Total SA ADR.........................................................        96,338              4,395
                    Ultramar Diamond Shamrock Corp.......................................       283,100              9,342
                    Valero Energy Corp. .................................................       260,000              9,295

                    Utilities: Electric, Gas & Water -- 0.6%
                    Consolidated Edison Co. of New York, Inc. ...........................       100,000              2,913
                    Union Electric Co. ..................................................        80,000              2,930
                                                                                                                 ---------
                                                                                                                    91,718
                                                                                                                 ---------

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    FINANCE -- 11.1%

                    Banking -- 7.1%
                    Banc One Corp. ......................................................        30,000         $    1,298
                    Bank of New York, Inc. ..............................................       160,000              6,820
                    Bank Tokyo Mitsubishi, Ltd...........................................       100,000              1,788
                    BankAmerica Corp. ...................................................        65,000              7,597
                    Chase Manhattan Corp. ...............................................        35,000              3,307
                    Citicorp.............................................................        30,000              3,431
                    CoreStates Financial Corp. ..........................................        92,500              4,891
                    First Chicago Corp. .................................................        50,000              2,962
                    First Union Corp. ...................................................        80,000              6,870
                    Hibernia Corp., Class A..............................................       200,000              2,650
                    Huntington Bancshares, Inc. .........................................        76,000              2,156
                    KeyCorp..............................................................        85,000              4,622
                    Morgan (J.P.) & Co., Inc. ...........................................        30,000              3,225
                    Northern Trust Corp. ................................................        40,000              1,965
                    Norwest Corp. .......................................................       140,000              7,490
                    Sakura Bank Ltd. ....................................................        35,000              2,030
                    SunTrust Banks, Inc. ................................................        50,000              2,669

                    Financial Services -- 0.7%
                    Associates First Capital Corp., Class A..............................         5,000                236
                    Beneficial Corp. ....................................................        20,000              1,285
                    FINOVA Group, Inc. ..................................................        25,000              1,863
                    Household International, Inc. .......................................        30,000              2,948

                    Insurance -- 3.3%
                    Allstate Corp. ......................................................       100,000              7,363
                    Gallagher (Arthur J.) & Co. .........................................        95,300              3,026
                    General Reinsurance Group............................................        50,000              8,762
                    Liberty Corp. .......................................................        75,000              2,981
                    SAFECO Corp. ........................................................       130,000              5,655
                    St. Paul Cos., Inc. .................................................        40,000              2,865
                                                                                                                 ---------
                                                                                                                   102,755
                                                                                                                 ---------
                    MATERIALS -- 12.5%

                    Agricultural Services -- 0.3%
                    Pioneer Hi-Bred International, Inc. .................................        43,300              3,020

                    Chemicals -- 4.1%
                    Dow Chemical Co. ....................................................        65,000              5,419
                    du Pont (E.I.) de Nemours & Co. .....................................        55,000              5,988
                    Great Lakes Chemical Corp. ..........................................        20,000                978
                    Lyondell Petrochemical Co. ..........................................        60,000              1,320
                    Mallinckrodt, Inc. ..................................................       130,900              4,892
                    Monsanto Co. ........................................................       150,000              6,600
                    PPG Industries, Inc. ................................................        50,000              2,906
                    Praxair, Inc. .......................................................       100,000              5,263
                    Witco Corp. .........................................................       120,000              4,440

                    Forest Products & Paper -- 4.8%
                    Bowater, Inc. .......................................................       230,000             11,356
                    Georgia-Pacific Corp. ...............................................        65,000              5,736
                    International Paper Co. .............................................       100,000              4,800
                    James River Corp. ...................................................       125,000              4,391
                    Rayonier, Inc. ......................................................        92,500              3,966
                    Sonoco Products Co. .................................................        75,000              2,184
                    Union Camp Corp. ....................................................       175,000              9,188
                    Westvaco Corp. ......................................................        60,000              1,875
                    Weyerhaeuser Co. ....................................................        25,000              1,247

---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    MATERIALS (continued)

                    Metals & Minerals -- 3.3%
                    Aluminum Co. of America..............................................       240,000         $   17,670
                    Inco Ltd. ...........................................................        30,000                990
                    Norsk Hydro ASA ADR..................................................        50,000              2,537
                    Potash Corp. Saskatchewan, Inc. .....................................       110,000              9,034
                                                                                                                 ---------
                                                                                                                   115,800
                                                                                                                 ---------
                    MULTI-INDUSTRY -- 1.9%

                    Multi-Industry -- 1.9%
                    AlliedSignal, Inc. ..................................................        40,000              3,070
                    FMC Corp.+...........................................................        75,000              5,400
                    Tenneco Inc. ........................................................        90,000              4,028
                    Textron, Inc. .......................................................        40,000              4,740
                                                                                                                 ---------
                                                                                                                    17,238
                                                                                                                 ---------
                    SERVICES -- 21.7%

                    Broadcasting & Publishing -- 3.3%
                    Gannett Co., Inc. ...................................................        40,000              3,700
                    Media General Inc. ..................................................        75,800              2,317
                    New York Times Co., Class A..........................................         5,700                263
                    News Corp. Ltd. ADR..................................................       140,000              2,485
                    Scripps (E.W) Co., Class A...........................................       135,000              5,147
                    Tele-Communications, Inc., Class A...................................       217,500              4,744
                    Time Warner, Inc. ...................................................       100,000              4,650
                    U.S. West Inc. Media Group+..........................................        46,800                930
                    Viacom, Inc., Class B................................................       200,000              5,937

                    Business & Public Services -- 5.2%
                    3Com Corp.+..........................................................        80,000              3,880
                    ACNielsen Corp.+.....................................................        45,000                759
                    Alexander & Baldwin, Inc. ...........................................       180,000              4,883
                    Browning-Ferris Industries, Inc. ....................................       255,800              8,377
                    Cognizant Corp.+.....................................................       143,500              5,310
                    Dun & Bradstreet Corp. ..............................................        50,000              1,306
                    Electronic Data Systems Corp. .......................................       280,000             10,465
                    Manpower, Inc. ......................................................        75,000              3,356
                    Pitney Bowes, Inc. ..................................................        30,000              2,108
                    Waste Management Inc. ...............................................       241,912              7,681

                    Leisure & Tourism -- 1.4%
                    Disney (Walt) Co. ...................................................       140,000             11,462
                    Host Marriott Corp.+.................................................       110,000              1,939

                    Merchandising -- 4.4%
                    Circuit City Stores, Inc. ...........................................       395,000             15,602
                    Federated Department Stores, Inc.+...................................       120,000              4,440
                    Gap, Inc.............................................................       100,000              3,425
                    Giant Foods, Inc., Class A...........................................       150,000              4,941
                    Penney (J.C.) Co., Inc. .............................................       100,000              5,150
                    Wal-Mart Stores, Inc. ...............................................       250,000              7,438

                    Telecommunications -- 5.4%
                    AirTouch Communications, Inc.+.......................................        81,013              2,258
                    Ameritech Corp. .....................................................       135,000              8,842
                    AT&T Corp. ..........................................................       470,000             17,331
                    MCI Communications Corp. ............................................       180,000              6,908
                    SBC Communications, Inc. ............................................        40,000              2,340
                    Telefonos de Mexico SA ADR...........................................       130,000              5,769
                    U.S. West Communications Group.......................................       171,800              6,292

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES (continued)

                    Transportation: Airlines -- 0.7%
                    AMR Corp.+...........................................................        65,000         $    6,459

                    Transportation: Rail & Road -- 1.3%
                    Norfolk Southern Corp. ..............................................        65,000              6,313
                    Union Pacific Corp. .................................................        80,000              5,420
                                                                                                                 ---------
                                                                                                                   200,627
                                                                                                                 ---------
                    OTHER COMMON STOCK -- 0.5%...........................................                            4,973
                                                                                                                 ---------
                    TOTAL COMMON STOCK (cost $516,407)...................................                          793,748
                                                                                                                 ---------

                    PREFERRED STOCK -- 0.1%
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.1%

                    Broadcasting & Publishing -- 0.1%
                    News Corp. Ltd. ADR (cost $1,044)....................................         80,000             1,180
                                                                                                                 ---------

                                                                                                PRINCIPAL
                                                                                                  AMOUNT
                    CONVERTIBLE BONDS -- 0.3%                                                 (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.3%

                    Business & Public Services -- 0.3%
                    CUC International, Inc. 3.00% 2002 (cost $2,994).....................   $      3,000             2,985
                                                                                                                 ---------
                    TOTAL INVESTMENT SECURITIES (cost $520,445)                                                    797,913
                                                                                                                 ---------
                    SHORT-TERM SECURITIES -- 13.6%
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 9.9%
                    General Electric Capital Corp. 5.65% due 6/02/97.....................         7,800              7,799
                    International Lease Finance Corp. 5.53% due 7/22/97..................         8,800              8,731
                    International Lease Finance Corp. 5.56% due 8/21/97..................         5,700              5,629
                    Lucent Technologies, Inc. 5.54% due 6/03/97..........................         9,600              9,597
                    National Rural Utilities Cooperative Finance Corp. 5.52% due
                      6/27/97............................................................        10,000              9,960
                    PepsiCo, Inc. 5.50% due 6/16/97......................................         7,800              7,782
                    PepsiCo, Inc. 5.50% due 7/14/97......................................        13,000             12,915
                    Procter & Gamble Co. 5.50% due 6/30/97...............................         4,000              3,982
                    Warner-Lambert Co. 5.50% due 6/25/97.................................        12,900             12,852
                    Xerox Corp. 5.50% due 6/23/97........................................        11,900             11,860
                                                                                                                 ---------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $91,107)......................                           91,107
                                                                                                                 ---------

---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    SHORT-TERM SECURITIES (continued)                                       (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS -- 3.7%
                    Federal Home Loan Mortgage Discount Notes 5.46% due 6/13/97..........      $ 10,200         $   10,181
                    Federal Home Loan Mortgage Discount Notes 5.53% due 8/12/97..........         1,100              1,088
                    Federal National Mortgage Association Discount Notes 5.53% due
                      7/21/97............................................................         6,200              6,153
                    Federal National Mortgage Association Discount Notes 5.54% due
                      6/24/97............................................................        16,900             16,840
                                                                                                                 ---------
                    TOTAL FEDERAL AGENCY OBLIGATIONS (cost $34,262)......................                           34,262
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $125,369)..........................                          125,369
                                                                                                                 ---------

                    TOTAL INVESTMENTS --
                      (cost $645,814)                                 99.8%                                        923,282
                    Other assets less liabilities --                   0.2                                           1,648
                                                                    ------                                       ---------
                    NET ASSETS --                                    100.0%                                     $  924,930
                                                                    ======                                       =========

              -----------------------------

              + Non-income producing securities

              ADR - American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES               INVESTMENT PORTFOLIO  --  MAY 31, 1997
                                                                     (UNAUDITED)

                                                                                                                  VALUE
                    COMMON STOCK -- 63.3%                                                       SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 9.6%

                    Aerospace & Military Technology -- 2.4%
                    Boeing Co. ..........................................................       12,520          $    1,317
                    General Motors Corp., Class H........................................       41,000               2,260

                    Data Processing & Reproduction -- 1.1%
                    International Business Machines Corp. ...............................       20,000               1,730

                    Electrical & Electronics -- 1.3%
                    Hubbell, Inc. .......................................................       30,000               1,365
                    Nokia Corp., Class A ADR.............................................       10,000                 660

                    Industrial Components -- 2.9%
                    Dana Corp. ..........................................................       35,000               1,264
                    Echlin, Inc. ........................................................       15,000                 501
                    Rockwell International Corp. ........................................       40,400               2,606

                    Machinery & Engineering -- 1.9%
                    Crompton & Knowles Corp. ............................................       60,000               1,402
                    Deere & Co. .........................................................       30,000               1,534
                                                                                                                 ---------
                                                                                                                    14,639
                                                                                                                 ---------
                    CONSUMER GOODS -- 13.7%

                    Automotive -- 0.8%
                    General Motors Corp. ................................................       20,000               1,145

                    Beverages & Tobacco -- 1.4%
                    PepsiCo, Inc. .......................................................       60,000               2,205

                    Food & Household Products -- 1.3%
                    General Mills, Inc. .................................................       20,000               1,265
                    McCormick & Co., Inc. ...............................................       30,000                 784

                    Health & Personal Care -- 10.2%
                    American Home Products Corp. ........................................       25,000               1,906
                    Gillette Co. ........................................................        9,040                 803
                    Kimberly-Clark Corp. ................................................       20,000               1,003
                    Pfizer, Inc. ........................................................       44,000               4,527
                    SmithKline Beecham PLC ADR...........................................       50,000               4,375
                    Tambrands, Inc. .....................................................       20,000                 965
                    Warner-Lambert Co. ..................................................       20,000               2,015
                                                                                                                 ---------
                                                                                                                    20,993
                                                                                                                 ---------
                    ENERGY -- 7.3%

                    Energy Sources -- 7.3%
                    Amoco Corp. .........................................................       15,000               1,341
                    Atlantic Richfield Co. ..............................................       15,000               2,182
                    Chevron Corp. .......................................................       30,000               2,100
                    Kerr-McGee Corp. ....................................................       25,000               1,619
                    Phillips Petroleum Co. ..............................................       35,000               1,487

---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    ENERGY (continued)

                    Energy Sources (continued)
                    Royal Dutch Petroleum Co. ADR........................................        6,000          $    1,172
                    Ultramar Diamond Shamrock Corp.+.....................................       40,000               1,320
                                                                                                                 ---------
                                                                                                                    11,221
                                                                                                                 ---------
                    FINANCE -- 8.6%

                    Banking -- 6.0%
                    BankAmerica Corp. ...................................................       15,000               1,753
                    Citicorp. ...........................................................       20,000               2,287
                    CoreStates Financial Corp. ..........................................       20,000               1,058
                    Fleet Financial Group, Inc. .........................................       25,000               1,528
                    KeyCorp. ............................................................       15,000                 816
                    NationsBank Corp. ...................................................       30,000               1,766

                    Insurance -- 2.6%
                    American General Corp. ..............................................       15,000                 664
                    General Reinsurance Group............................................       10,000               1,752
                    SAFECO Corp. ........................................................       35,000               1,523
                                                                                                                 ---------
                                                                                                                    13,147
                                                                                                                 ---------
                    MATERIALS -- 9.1%

                    Chemicals -- 4.0%
                    Air Products & Chemicals, Inc. ......................................       25,000               1,944
                    du Pont (E.I.) de Nemours & Co. .....................................       15,000               1,633
                    Mallinckrodt, Inc. ..................................................       30,000               1,121
                    PPG Industries, Inc. ................................................       25,000               1,453

                    Forest Products & Paper -- 3.9%
                    Georgia-Pacific Corp. ...............................................       30,000               2,647
                    Rayonier, Inc. ......................................................       15,500                 664
                    Union Camp Corp. ....................................................       20,000               1,050
                    Weyerhaeuser Co. ....................................................       32,600               1,626

                    Metals & Minerals -- 1.2%
                    Aluminum Co. of America..............................................       25,000               1,841
                                                                                                                 ---------
                                                                                                                    13,979
                                                                                                                 ---------
                    MULTI-INDUSTRY -- 2.2%

                    Multi-Industry -- 2.2%
                    Tenneco, Inc. .......................................................       35,000               1,566
                    Textron, Inc. .......................................................       15,000               1,778
                                                                                                                 ---------
                                                                                                                     3,344
                                                                                                                 ---------
                    SERVICES -- 7.8%

                    Business & Public Services -- 0.5%
                    Alexander & Baldwin, Inc. ...........................................       30,000                 814

                    Merchandising -- 4.2%
                    Circuit City Stores, Inc. ...........................................       10,000                 395
                    Penney (J.C.), Inc. .................................................       35,000               1,802
                    Wal-Mart Stores, Inc. ...............................................       80,000               2,380
                    Walgreen Co. ........................................................       40,000               1,870

                    Telecommunications -- 0.5%
                    AT&T Corp. ..........................................................       20,000                 738

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES (continued)

                    Transportation: Rail & Road -- 2.6%
                    Norfolk Southern Corp. ..............................................       20,000          $    1,943
                    Union Pacific Corp. .................................................       30,000               2,032
                                                                                                                 ---------
                                                                                                                    11,974
                                                                                                                 ---------
                    OTHER COMMON STOCK -- 5.0%...........................................                            7,630
                                                                                                                 ---------
                    TOTAL COMMON STOCK (cost $67,318)....................................                           96,927
                                                                                                                 ---------

                    PREFERRED STOCK -- 0.3%
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.3%

                    Broadcasting & Publishing -- 0.3%
                    American Radio Systems Corp.# (cost $512)............................        5,119                 540
                                                                                                              --------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT
                    BONDS & NOTES -- 27.1%                                                 (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    ASSET-BACKED SECURITIES -- 0.7%

                    First Plus Home Loan Trust 6.95% 2015................................       $  500                 493
                    Green Tree Financial Corp. 7.25% 2005................................          623                 611
                                                                                                              --------------
                                                                                                                     1,104
                                                                                                              --------------

                    CONVERTIBLE BONDS -- 0.8%

                    Broadcasting & Publishing -- 0.4%
                    Time Warner Pass Through Asset Trust 6.10% 2001......................          500                 475
                    Time Warner, Inc. zero coupon 2013...................................          500                 229

                    Telecommunications -- 0.4%
                    US West, Inc. zero coupon 2011.......................................        1,500                 562
                                                                                                              --------------
                                                                                                                     1,266
                                                                                                              --------------

                    CORPORATE NONCONVERTIBLES -- 13.6%

                    Automotive -- 0.4%
                    General Motors Corp. 8.80% 2021......................................          500                 559

                    Broadcasting & Publishing -- 0.7%
                    Time Warner, Inc. 9.125% 2013........................................        1,000               1,085

                    Chemicals -- 0.1%
                    Millenium America, Inc. 7.00% 2006...................................          250                 240

                    Electrical & Electronics -- 0.3%
                    Hyundai Semiconductor 8.625% 2007....................................          500                 500

                    Finance -- 3.1%
                    Aetna Services, Inc. 6.97% 2036......................................          500                 501
                    Capital One Bank 7.35% 2000..........................................        2,500               2,519
                    Chevy Chase Savings Bank 9.25% 2008..................................          500                 498
                    Irvine Property 7.46% 2006*..........................................          500                 478
                    Ocwen Financial Corp. 11.875% 2003...................................          250                 268
                    Saul (B.F.) Real Estate Investment Trust, Class B 11.625% 2002.......          500                 533

                    Financial Services -- 1.1%
                    Cei Citicorp Holdings S A 11.25% 2007#*..............................          500                 500
                    Central Fidelity Capital Trust I 6.825% 1997#(1).....................          500                 495

---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    BONDS & NOTES (continued)                                               (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE NONCONVERTIBLES (continued)

                    Financial Services (continued)
                    Esat Holdings Ltd. 12.50% 2007#......................................       $  500          $      293
                    Pan Pacific Industrial Investment PLC zero coupon 2007#*.............          500                 218
                    Wharf International Finance Ltd. 7.625% 2007#........................          250                 246

                    Forest Products & Paper -- 0.2%
                    Owens Illinois, Inc. 8.10% 2007......................................          250                 252

                    Health & Personal Care -- 0.3%
                    Revlon Worldwide Parent Corp. zero coupon 2001#......................          600                 403

                    Industrial -- 3.5%
                    Acme Metals, Inc. 12.50% 2002........................................          500                 545
                    Allegiance Corp. 7.00% 2026..........................................          500                 496
                    Container Corp. of America 9.75% 2003................................          500                 524
                    Dayton Hudson Corp. 8.50% 2022.......................................          500                 502
                    Freeport McMoRan Copper & Gold 7.20% 2026............................          500                 490
                    Inco Ltd. 9.60% 2022.................................................          400                 428
                    Omnipoint Corp. 11.625% 2006.........................................          250                 221
                    Oryx Energy Co. 9.50% 1999...........................................        1,500               1,573
                    Oryx Energy Co. 10.00% 1999..........................................          500                 525

                    Telecommunications -- 1.6%
                    CenCall Communications Corp. zero coupon 2004@.......................        1,000                 770
                    Comcast Cable Communications 8.50% 2027#.............................          500                 521
                    Consorcio Ecuatoriano de Telecomunicaciones 14.00% 2002#*............          250                 262
                    Globo Communicacoes e Participacoes Ltda. Class B 10.50% 2006#.......          400                 416
                    United States West Capital Funding, Inc. 6.95% 2037..................          500                 494

                    Transportation -- 2.3%
                    Airplanes Pass Through Trust, Class C 8.15% 2019*....................          500                 514
                    Continental Airlines Pass Through Trust 6.94% 2013...................          980                 950
                    Delta Air Lines, Inc. 10.50% 2016....................................          500                 603
                    Jet Equipment Trust, Class B 7.83% 2012#.............................          480                 489
                    United Airlines Pass Through Trust, Class A 7.87% 2019...............          500                 483
                    USAir, Inc. Class A 6.76% 2008.......................................          481                 462
                                                                                                              --------------
                                                                                                                    20,856
                                                                                                              --------------

                    MORTGAGE-RELATED SECURITIES -- 0.3%
                    IMC Home Equity Loan Trust, Class A 6.78% 2011.......................          500                 498
                                                                                                              --------------

                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.4%
                    Republic of Argentina 11.75% 2007#...................................          500                 544
                                                                                                              --------------

                    U.S. GOVERNMENT & AGENCIES -- 4.7%
                    Federal National Mortgage Association 6.53% 2006.....................        1,500               1,436
                    Federal National Mortgage Association 7.52% 2004.....................        2,000               2,003
                    Government National Mortgage Association 8.00% 2026..................        1,399               1,423
                    Government National Mortgage Association 8.00% 2026..................        1,546               1,573
                    Government National Mortgage Association 8.50% 2025..................          733                 760
                                                                                                              --------------
                                                                                                                     7,195
                                                                                                              --------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    BONDS & NOTES (continued)                                               (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    UNITED STATES TREASURY -- 6.6%

                    10.75% Bonds 2003....................................................       $5,000          $    6,019
                    3.38% Notes 1997(1)..................................................        2,000               1,965
                    7.25% Notes 2004.....................................................        2,000               2,071
                                                                                                                ----------
                                                                                                                    10,055
                                                                                                                ----------
                    TOTAL BONDS & NOTES (cost $41,371)...................................                           41,518
                                                                                                                ----------
                    TOTAL INVESTMENT SECURITIES (cost $109,201)..........................                          138,985
                                                                                                                ----------
                                       SHORT-TERM SECURITIES -- 10.3%
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 7.5%
                    American Express Credit Corp. 5.51% due 6/12/97......................        3,900               3,894
                    Ford Motor Credit Co. 5.52% due 7/07/97..............................          500                 497
                    General Electric Capital Corp. 5.65% due 6/02/97.....................        1,160               1,160
                    National Rural Utilities Cooperative Finance Corp. 5.52% due
                      6/27/97............................................................        2,000               1,992
                    Paccar Financial Corp. 5.48% due 6/24/97.............................        2,000               1,993
                    PepsiCo, Inc. 5.50% due 7/14/97......................................        2,000               1,987
                                                                                                                ----------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $11,523)......................                           11,523
                                                                                                                ----------
                    FEDERAL AGENCY OBLIGATIONS -- 2.1%
                    Federal National Mortgage Association Discount Notes 5.48% due
                      6/19/97 (cost $3,191)..............................................        3,200               3,191
                                                                                                                ----------
                    UNITED STATES TREASURY -- 0.7%
                    8.75% Notes 10/15/97 (cost $1,070)...................................        1,000               1,012
                                                                                                                ----------
                    TOTAL SHORT-TERM SECURITIES (cost $15,784)...........................                           15,726
                                                                                                                ----------
                    TOTAL INVESTMENTS --
                      (cost $124,985)                                  101.0%                                      154,711
                    Liabilities in excess of other assets --            (1.0)                                       (1,506)
                                                                       ------                                   ----------
                    NET ASSETS --                                      100.0%                                   $  153,205
                                                                       =====                                    ==========

              -----------------------------

              +  Non-income producing securities

              *  Fair value determined by Trustees

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              ADR - American Depository Receipt

              (1) Variable Rate Security; rate as of May 31, 1997

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES                 INVESTMENT PORTFOLIO -- MAY 31, 1997
                                                                    (UNAUDITED)

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                    BONDS & NOTES -- 74.7%                                               (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 1.9%

                    Aerospace & Military Technology -- 0.8%
                    Derlan Manufacturing, Inc. 10.00% 2007#...........................      $  1,000         $    1,019

                    Construction & Housing -- 1.1%
                    M.D.C. Holdings, Inc. 11.125% 2003................................           400                432
                    McDermott, Inc. 9.375% 2002.......................................           500                512
                    Nortek, Inc. 9.25% 2007#..........................................           325                328
                                                                                                              ---------
                                                                                                                  2,291
                                                                                                              ---------
                    CONSUMER GOODS -- 2.3%

                    Beverages & Tobacco -- 2.3%
                    Canandaigua Wine, Inc. 8.75% 2003.................................         1,000              1,000
                    Dr. Pepper/Seven Up Cos., Inc. 10.25% 2000........................         1,750              1,811
                                                                                                              ---------
                                                                                                                  2,811
                                                                                                              ---------
                    ENERGY -- 8.7%

                    Energy Sources -- 4.7%
                    Abraxas Petroleum Corp. 11.50% 2004...............................           500                540
                    Benton Oil & Gas Co. 11.625% 2003.................................           500                543
                    Dual Drilling Co. 9.875% 2004.....................................         2,000              2,135
                    Forcenergy, Inc. 9.50% 2006.......................................         1,250              1,288
                    Kelley Oil & Gas Corp. 10.375% 2006...............................           750                776
                    Lomak Petroleum, Inc. 8.75% 2007..................................           500                496

                    Utilities: Electric, Gas & Water -- 4.0%
                    California Energy, Inc. 10.25% 2004...............................         4,000              4,300
                    Globalstar L.P. 11.375% 2004#.....................................           500                506
                                                                                                              ---------
                                                                                                                 10,584
                                                                                                              ---------
                    FINANCE -- 1.6%

                    Financial Services -- 1.6%
                    Mesa Operating Co. 10.625% 2006...................................         1,700              1,900
                                                                                                              ---------
                    INDUSTRIAL & COMMERCIAL -- 1.3%

                    Industrial -- 1.3%
                    Consumers International, Inc. 10.25% 2005#........................           500                531
                    Newsquest Capital PLC 11.50% 2006.................................         1,000              1,072
                                                                                                              ---------
                                                                                                                  1,603
                                                                                                              ---------
                    MATERIALS -- 10.5%

                    Chemicals -- 1.1%
                    Texas Petrochemicals Corp. 11.125% 2006...........................         1,250              1,325

                    Forest Products & Paper -- 5.2%
                    Anchor Glass Container Corp. 11.25% 2005#.........................           500                530
                    Container Corp. of America 9.75% 2003.............................         4,500              4,714
                    Pacific Lumber Co. 10.50% 2003....................................         1,000              1,025

                                                           ---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                    BONDS & NOTES (continued)                                            (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    MATERIALS (continued)

                    Metals & Minerals -- 4.2%
                    A.K. Steel Corp. 9.125% 2006......................................      $    750         $      765
                    A.K. Steel Corp. 10.75% 2004......................................           500                542
                    Acme Metals, Inc. zero coupon 2004(1).............................         1,750              1,907
                    Kaiser Aluminum & Chemical Corp. 12.75% 2003......................         1,250              1,369
                    Ucar Global Enterprises, Inc. 12.00% 2005.........................           500                566
                                                                                                              ---------
                                                                                                                 12,743
                                                                                                              ---------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.4%

                    Republic of Argentina 6.75% 1997..................................           970                905
                    Republic of Argentina 11.375% 2017................................           500                546
                    United Mexican States 11.375% 2016................................           200                219
                                                                                                              ---------
                                                                                                                  1,670
                                                                                                              ---------
                    SERVICES -- 47.0%

                    Broadcasting & Publishing -- 10.2%
                    American Media Operations, Inc. 11.625% 2004......................         1,750              1,877
                    Bell Cablemedia PLC zero coupon 2004(1)...........................         4,000              3,570
                    Cablevision Systems Corp. 9.875% 2013.............................         1,000              1,002
                    Chancellor Radio Broadcasting Co. 9.375% 2004.....................         1,500              1,522
                    Chancellor Radio Broadcasting Co. 12.50% 2004.....................           250                290
                    Comcast UK Cable Partners Ltd. zero coupon 2007(1)................         2,000              1,485
                    Heartland Wireless Communication, Inc. 13.00% 2003*...............           500                155
                    International Cabletron 10.00% 2007#..............................           500                502
                    Sun Media Corp. 9.50% 2007#.......................................           500                499
                    Viacom, Inc. 7.75% 2005...........................................         1,500              1,476

                    Business & Public Services -- 10.1%
                    Allied Waste North America Inc. 10.25% 2006#......................         1,500              1,601
                    Integrated Health Services, Inc. 9.50% 2007#......................         1,825              1,873
                    Mariner Health Group, Inc. 9.50% 2006.............................           385                398
                    Omnipoint Corp. 11.625% 2006......................................         1,500              1,328
                    Paracelsus Healthcare Corp. 10.00% 2006...........................         1,750              1,741
                    Printpack, Inc. 10.625% 2006......................................           500                527
                    Protection One Alarm Monitoring Corp. zero coupon 2005(1).........         1,000              1,010
                    Regency Health Services, Inc. 9.875% 2002.........................         1,750              1,820
                    Tenet Healthcare Corp. 8.00% 2005.................................         1,000              1,001
                    Unison Healthcare Corp. 13.00% 2006#..............................           650                511
                    Universal Health Services, Inc. 8.75% 2005........................           500                519

                    Food Retail -- 1.6%
                    Foodmaker, Inc. 9.25% 1999........................................         1,400              1,435
                    Foodmaker, Inc. 9.75% 2002........................................           500                514

                    Leisure & Tourism -- 3.8%
                    AMF Group, Inc. Series B zero coupon 2006(1)......................         1,000                690
                    Four Seasons Hotels, Inc. 9.125% 2000#............................         1,000              1,031
                    Rio Hotel And Casino, Inc. 9.50% 2007.............................           750                765
                    Station Casinos, Inc. 9.625% 2003.................................           500                495
                    Sun International Limited 9.00% 2007..............................           500                505
                    Wyndham Hotel Corp. 10.50% 2006...................................         1,000              1,100

                    Telecommunications -- 18.1%
                    Brooks Fiber Properties, Inc. 10.00% 2007#........................         1,000              1,006
                    CCPR Services, Inc. 10.00% 2007#..................................           500                490
                    Cellular Communications International, Inc. zero coupon 2000......         2,250              1,671
                    Centennial Cellular Corp. 8.875% 2001.............................         3,000              2,977
                    Comcast Cellular Holdings, Inc. 9.50% 2007#.......................         2,000              2,003
                    Comunicacion Celular SA zero coupon 2003*(1)......................         1,000                713
                    Consorcio Ecuatoriano de Telecomunicaciones 14.00% 2002#*.........           500                524

---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                    BONDS & NOTES (continued)                                            (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Telecommunications (continued)
                    Esat Holdings Ltd. zero coupon 2007(1)............................      $    500         $      293
                    International CableTel, Inc. zero coupon 2005(1)..................           750                566
                    McCaw International Limited zero coupon 2007(1)...................         1,000                496
                    MFS Communication zero coupon 2004(1).............................         1,000                924
                    MobileMedia Communications, Inc. zero coupon 2003(1)..............         1,000                108
                    Multicanal Participacoes SA 12.625% 2004..........................         1,000              1,133
                    Nextel Communications, Inc. zero coupon 2003(1)...................         1,000                860
                    Orion Network Systems, Inc. 11.25% 2007...........................         1,275              1,313
                    Pricellular Wireless Corp. zero coupon 2003(1)....................         1,000                933
                    Pricellular Wireless Corp. 14.00% 2001............................         1,000              1,052
                    RBS Participacoes SA 11.00% 2007#*................................           500                521
                    Rogers Cantel Mobile Communications, Inc. 11.13% 2002.............           500                521
                    Teleport Communications Group 9.88% 2006..........................           500                530
                    Telewest Communications PLC zero coupon 2007(1)...................         1,000                695
                    Videotron Holdings PLC zero coupon 2004(1)........................         3,000              2,677

                    Transportation: Airlines -- 3.2%
                    Continental Airlines, Inc. 9.50% 2001.............................           750                781
                    USAir, Inc. 9.63% 2003............................................         1,250              1,287
                    USAir, Inc. 10.00% 2003...........................................         1,000              1,028
                    USAir, Inc. 10.38% 2013...........................................           750                799
                                                                                                              ---------
                                                                                                                 57,143
                                                                                                              ---------
                    TOTAL BONDS & NOTES (cost $87,038)................................                           90,745
                                                                                                              ---------
                    PREFERRED STOCK -- 3.7%                                                    SHARES
                    -----------------------------------------------------------------------------------------------------
                    SERVICES -- 3.7%
                    Broadcasting & Publishing -- 3.7%
                    American Radio Systems Corp.#.....................................        15,356              1,620
                    Chancellor Radio Broadcasting Co.#................................        27,000              2,909
                                                                                                              ---------
                    TOTAL PREFERRED STOCK (cost $4,237)...............................                            4,529
                                                                                                              ---------

                    WARRANTS -- 0.0%+
                    -----------------------------------------------------------------------------------------------------
                    SERVICES -- 0.0%

                    Broadcasting & Publishing -- 0.0%
                    Heartland Wireless Communication, Inc.*...........................         3,000                  0

                    Business & Public Services -- 0.0%
                    Protection One Alarm Monitoring Corp.*............................         3,200                 22

                    Telecommunications -- 0.0%
                    Comunicacion Celular SA 11/15/03#*................................         1,000                  7
                    Nextel Communications, Inc........................................           500                  0
                                                                                                              ---------
                    TOTAL WARRANTS (cost $42).........................................                               29
                                                                                                              ---------

                                                           ---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                    U.S. GOVERNMENT -- 3.0%                                              (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    UNITED STATES TREASURY -- 3.0%
                    10.75% Bonds 2005.................................................      $  2,000         $    2,508
                    8.00% Notes 2001..................................................         1,000              1,053
                                                                                                              ---------
                    TOTAL U.S. GOVERNMENT (cost $3,611)...............................                            3,561
                                                                                                              ---------
                    TOTAL INVESTMENT SECURITIES (cost $94,928)........................                           98,864
                                                                                                              ---------
                    SHORT-TERM SECURITIES -- 14.1%
                    -----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 12.5%
                    Allied Supermarkets, Inc. 6.625% due 5/15/98......................           721               716
                    American Express Credit Corp. 5.56% due 6/18/97...................         2,400             2,394
                    Ameritech Corp. 5.50% due 6/10/97.................................           600               599
                    Coca-Cola Co. 5.48% due 6/06/97...................................         2,000             1,998
                    General Electric Capital Corp. 5.65% due 6/02/97..................         1,900             1,900
                    National Rural Utilities Cooperative Finance Corp. 5.54% due
                      6/16/97.........................................................         3,000             2,993
                    PepsiCo, Inc. 5.50% due 6/18/97...................................         3,000             2,992
                    Procter & Gamble Co. 5.50% due 6/30/97............................         1,600             1,593
                                                                                                             ---------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $15,179)...................                          15,185
                                                                                                             ---------
                    FEDERAL AGENCY OBLIGATIONS -- 1.6%
                    Federal Home Loan Bank Consolidated Discount Note 5.48% due
                      6/12/97 (cost $1,997)...........................................         2,000             1,997
                                                                                                             ---------
                    TOTAL SHORT-TERM SECURITIES (cost $17,176)........................                          17,182
                                                                                                             ---------

                    TOTAL INVESTMENTS --
                      (cost $112,104)                              95.5%                                       116,046
                    Other assets less liabilities --                4.5                                          5,430
                                                                 ------                                      ---------
                    NET ASSETS --                                 100.0%                                   $   121,476
                                                                 ======                                      =========

              -----------------------------

              #  Resale restricted to qualified institutional buyers

              *   Fair value determined by Trustees

              +   Non-income producing securities

              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES            INVESTMENT PORTFOLIO -- MAY 31, 1997
                                                                    (UNAUDITED)

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    BONDS & NOTES -- 84.8%                                                  (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    ASSET-BACKED SECURITIES -- 8.6%
                    EQCC Home Equity Loan Trust 6.95% 2012...............................      $    300         $      301
                    Green Tree Financial Corp. 6.80% 2027................................         1,000                987
                    Standard Credit Card Master Trust 8.88% 1999 Series 1991
                      Participation Certificates.........................................         4,500              4,625
                    UCFC Loan Trust 6.92% 2018...........................................         1,750              1,729
                                                                                                                 ---------
                                                                                                                     7,642
                                                                                                                 ---------
                    FEDERAL AGENCY OBLIGATIONS -- 24.3%++
                    Federal Home Loan Mortgage Corp. 6.50% 2009*.........................         2,000              1,903
                    Federal Home Loan Mortgage Corp. 9.00% 2021 - 2022...................         1,382              1,471
                    Federal Home Loan Mortgage Corp. 9.50% 2016..........................           718                772
                    Federal Home Loan Mortgage Corp. 11.88% 2013*........................            15                 16
                    Federal Home Loan Mortgage Corp. 12.50% 2013*........................           131                144
                    Federal National Mortgage Association 7.50% 2009.....................         1,409              1,427
                    Federal National Mortgage Association 7.70% 2004.....................         1,645              1,661
                    Federal National Mortgage Association 8.50% 2023.....................         1,724              1,802
                    Government National Mortgage Association 7.50% 2023..................         1,256              1,258
                    Government National Mortgage Association 8.00% 2017..................         1,565              1,614
                    Government National Mortgage Association 8.50% 2016 - 2026...........         3,463              3,603
                    Government National Mortgage Association 9.00% 2016 - 2017...........           714                764
                    Government National Mortgage Association 9.50% 2009 - 2017...........         4,490              4,815
                    Government National Mortgage Association 10.00% 2016.................            49                 54
                    Government National Mortgage Association 10.50% 2016 - 2019..........           232                255
                    Government National Mortgage Association 11.00% 2019.................            63                 71
                    Government National Mortgage Association 11.50% 2010 - 2015..........            16                 17
                                                                                                                 ---------
                                                                                                                    21,647
                                                                                                                 ---------
                    MORTGAGE-RELATED SECURITIES -- 3.8%
                    Merrill Lynch Mortgage Investors, Inc. 6.85% 2025*...................           500                491
                    Morgan (J.P.) Commercial Mortgage Finance Corp. 7.35% 2010*..........         1,000              1,009
                    Prudential Home Mortgage Corp. 7.50% 2022............................         1,956              1,953
                                                                                                                 ---------
                                                                                                                     3,453
                                                                                                                 ---------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.2%
                    Ontario Province Canada 15.25% 2012..................................         1,000              1,080
                                                                                                                 ---------

                                                          ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    BONDS & NOTES (continued)                                               (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    UNITED STATES TREASURY -- 46.9%
                    7.25% Bonds 2004.....................................................      $  4,000         $    4,143
                    8.88% Bonds 2017.....................................................        10,200             12,258
                    10.38% Bonds 2012....................................................         3,000              3,779
                    10.75% Bonds 2003....................................................        14,000             16,853
                    12.00% Bonds 2013....................................................         1,000              1,397
                    3.38% Notes 2007.....................................................         3,000              2,947
                    5.88% Notes 1999.....................................................           500                495
                                                                                                                 ---------
                                                                                                                    41,872
                                                                                                                 ---------
                    TOTAL INVESTMENT SECURITIES (cost $76,309)...........................                           75,694
                                                                                                                 ---------

                    SHORT-TERM SECURITIES -- 14.2%
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 14.2%
                    American Express Credit Corp. 5.51% due 6/12/97......................         1,500              1,498
                    Coca-Cola Co. 5.48% due 6/06/97......................................         1,000                999
                    General Electric Capital Corp. 5.65% due 6/02/97.....................         2,580              2,580
                    International Bank for Reconstruction & Development 7.90% due
                      4/01/98............................................................         3,000              3,047
                    PepsiCo, Inc. 5.50% due 7/14/97......................................         2,000              1,987
                    Warner-Lambert Co. 5.50% due 6/25/97.................................         2,600              2,590
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $12,545)...........................                           12,701
                                                                                                                 ---------

                    TOTAL INVESTMENTS --
                      (cost $88,854)                                  99.0%                                         88,395
                    Other assets less liabilities --                   1.0                                             851
                                                                     -----                                       ---------
                    NET ASSETS --                                    100.0%                                     $   89,246
                                                                                                                 =========

              -----------------------------

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *   Fair value determined by Trustees

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    CASH MANAGEMENT SERIES                 INVESTMENT PORTFOLIO -- MAY 31, 1997
                                                                    (UNAUDITED)

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    SHORT-TERM SECURITIES -- 101.1%                                         (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CORPORATE SHORT-TERM NOTES -- 81.4%
                    Abbott Laboratories, Inc. 5.50% due 6/30/97..........................       $3,000           $  2,987
                    American Express Credit Corp. 5.50% due 7/08/97......................          790                786
                    American Express Credit Corp. 5.53% due 6/16/97......................        2,000              1,995
                    Amoco Co. 5.50% due 6/05/97..........................................        3,000              2,998
                    AT&T Corp. 5.50% due 6/02/97.........................................        3,000              2,999
                    Avco Financial Services, Inc. 5.53% due 7/21/97......................        1,100              1,092
                    BellSouth Telecommunications, Inc. 5.50% due 6/24/97.................        3,400              3,388
                    Beneficial Corp. 5.54% due 7/02/97...................................        2,600              2,588
                    CIT Group Holdings, Inc. 5.56% due 6/17/97...........................        3,200              3,192
                    Coca-Cola Co. 5.47% due 6/25/97......................................        1,300              1,295
                    Colgate Palmolive Co. 5.52% due 6/04/97..............................        2,284              2,283
                    Deere (John) Capital Corp. 5.55% due 7/14/97.........................        3,000              2,980
                    du Pont (E.I.) de Nemours & Co. 5.52% due 7/10/97....................        2,400              2,386
                    Electronic Data Systems Corp. 5.53% due 6/13/97......................        3,000              2,994
                    Ford Motor Credit Co. 5.54% due 6/10/97..............................        2,000              1,997
                    General Electric Capital Corp. 5.53% due 7/01/97.....................        3,000              2,986
                    General Mills, Inc. 5.51% due 7/10/97................................        2,500              2,485
                    Heinz (H.J.) Co. 5.55% due 7/07/97...................................        2,100              2,088
                    IBM Credit Corp. 5.53% due 6/11/97...................................        2,000              1,997
                    International Lease Finance Corp. 5.55% due 6/25/97..................        1,900              1,893
                    International Lease Finance Corp. 5.55% due 6/26/97..................        1,200              1,195
                    Kellogg Co. 5.48% due 7/16/97........................................        1,200              1,192
                    Lucent Technologies, Inc. 5.52% due 6/20/97..........................        1,750              1,745
                    PepsiCo, Inc. 5.50% due 6/06/97......................................        1,800              1,799
                    Pfizer, Inc. 5.50% due 6/17/97.......................................        1,000                998
                    President & Fellows Harvard 5.52% due 6/09/97........................        2,700              2,697
                    Procter & Gamble Co. 5.47% due 6/30/97...............................        2,500              2,489
                    SBC Communications Capital Corp. 5.53% due 7/22/97...................        2,500              2,480
                    Student Loan Marketing Discount Note 5.42% due 6/18/97...............        1,800              1,795
                    Student Loan Marketing Share Term Note 5.29% due 6/03/97.............        5,000              5,000
                    Xerox Corp. 5.52% due 6/27/97........................................        1,750              1,743
                    Yale University 5.55% due 6/16/97....................................          860                858
                                                                                                                 --------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $71,400)......................                          71,400
                                                                                                                 --------
                    FEDERAL AGENCY OBLIGATIONS -- 19.7%
                    Federal Home Loan Bank Consolidated Discount Note 5.41% due
                      6/19/97............................................................        1,100              1,097
                    Federal Home Loan Bank Consolidated Discount Note 5.42% due
                      7/24/97............................................................        3,000              2,976
                    Federal Home Loan Bank Consolidated Discount Note 5.50% due
                      7/03/97............................................................        2,900              2,886
                    Federal Home Loan Mortgage Discount Notes 5.40% due 6/12/97..........        2,300              2,296
                    Federal Home Loan Mortgage Discount Notes 5.42% due 6/03/97..........        3,256              3,255
                    Federal Home Loan Mortgage Discount Notes 5.43% due 6/30/97..........        3,000              2,987
                    Federal National Mortgage Association Discount Notes 5.45% due
                      6/06/97............................................................        1,750              1,749
                                                                                                                 --------
                    TOTAL FEDERAL AGENCY OBLIGATIONS (cost $17,246)......................                          17,246
                                                                                                                 --------
                    TOTAL SHORT-TERM SECURITIES (cost $88,646)...........................                          88,646
                                                                                                                 --------
                    TOTAL INVESTMENTS --
                      (cost $88,646)                                 101.1%                                        88,646
                    Liabilities in excess of other assets --          (1.1)                                          (986)
                                                                    ------                                       --------
                    NET ASSETS --                                    100.0%                                      $ 87,660
                                                                    ======                                       ========

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    MAY 31, 1997 (UNAUDITED)

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                ASSET        HIGH-YIELD
                                              GROWTH      INTERNATIONAL     GROWTH-INCOME     ALLOCATION        BOND
                                              SERIES         SERIES            SERIES           SERIES         SERIES
    -------------------------------------------------------------------------------------------------------------------
    ASSETS:
    Investment securities at value*........  $666,808       $ 232,659         $ 797,913        $ 138,985      $  98,864
    Short-term securities*.................    97,597          26,790           125,369           15,726         17,182
    Cash...................................         6             781                42                4             30
    Foreign cash...........................        --             216                --               --             --
    Receivables for --
      Sales of investments.................     4,372              --             5,418              205          4,026
      Fund shares sold.....................       297             631               179               54             64
      Dividends and accrued interest.......       199             924             2,017              888          1,838
      Foreign currency contracts...........        --           1,154                --               --             --
    Prepaid expenses.......................         7               2                 8                1              1
                                             --------------------------------------------------------------------------
                                              769,286         263,157           930,946          155,863        122,005
                                             --------------------------------------------------------------------------
    LIABILITIES:
    Payables for --
      Purchases of investments.............     4,307           1,154             4,317            2,407            315
      Fund shares redeemed.................     1,071             159             1,181              151            130
      Advisory fees........................       194             130               234               40             33
      Management fees......................       129              52               156               27             22
      Foreign currency contracts...........        --           1,153                --               --             --
    Other accrued expenses.................        77             147               128               33             29
                                             --------------------------------------------------------------------------
                                                5,778           2,795             6,016            2,658            529
                                             --------------------------------------------------------------------------
    NET ASSETS.............................  $763,508       $ 260,362         $ 924,930        $ 153,205      $ 121,476
                                             ==========================================================================
    Shares of beneficial interest
      outstanding
      (unlimited shares authorized)........    19,927          15,729            28,040           10,181          9,251
    Net asset value per share..............  $  38.32       $   16.55         $   32.99        $   15.05      $   13.13
                                             ==========================================================================
    COMPOSITION OF NET ASSETS:
    Capital paid in........................  $425,376       $ 169,391         $ 565,480        $ 113,047      $ 111,253
    Accumulated undistributed net
      investment income....................     1,985           1,695             8,896            2,711          5,606
    Accumulated undististributed net
      realized gain (loss) on investments,
      futures, options, and foreign
      currency.............................    99,300          33,865            73,086            7,721            675
    Unrealized appreciation (depreciation)
      on investments.......................   236,847          55,419           277,468           29,726          3,942
    Unrealized foreign exchange loss on
      other assets and liabilities.........        --              (8)               --               --             --
                                             --------------------------------------------------------------------------
        Net Assets.........................  $763,508       $ 260,362         $ 924,930        $ 153,205      $ 121,476
                                             ==========================================================================
    ---------------
    *Cost
      Investment securities................  $429,961       $ 177,240         $ 520,445        $ 109,201      $  94,928
                                             ==========================================================================
      Short-term securities................   $97,597         $26,790          $125,369          $15,784        $17,176
                                             ==========================================================================

                                                U.S.
                                            GOVERNMENT/
                                             AAA-RATED          CASH
                                             SECURITIES      MANAGEMENT
                                               SERIES          SERIES
    ------------------------------------------------------------------------------
                                             <C
    ASSETS:
    Investment securities at value*........    $75,694        $     --
    Short-term securities*.................     12,701          88,646
    Cash...................................          7              59
    Foreign cash...........................         --              --
    Receivables for --
      Sales of investments.................         --              --
      Fund shares sold.....................         35             371
      Dividends and accrued interest.......        928              59
      Foreign currency contracts...........         --              --
    Prepaid expenses.......................          1               1
                                               -----------------------
                                                89,366          89,136
                                               -----------------------
    LIABILITIES:
    Payables for --
      Purchases of investments.............         --              --
      Fund shares redeemed.................         51           1,407
      Advisory fees........................         25              25
      Management fees......................         16              17
      Foreign currency contracts...........         --              --
    Other accrued expenses.................         28              27
                                               -----------------------
                                                   120           1,476
                                               -----------------------
    NET ASSETS.............................    $89,246        $ 87,660
                                               =======================
    Shares of beneficial interest
      outstanding
      (unlimited shares authorized)........      8,514           7,945
    Net asset value per share..............    $ 10.48        $  11.03
    COMPOSITION OF NET ASSETS:
    Capital paid in........................    $89,340        $ 85,551
    Accumulated undistributed net
      investment income....................      3,423           2,109
    Accumulated undististributed net
      realized gain (loss) on investments,
      futures, options, and foreign
      currency.............................     (3,058)             --
    Unrealized appreciation (depreciation)
      on investments.......................       (459)             --
    Unrealized foreign exchange loss on
      other assets and liabilities.........         --              --
                                               -----------------------
        Net Assets.........................    $89,246        $ 87,660
                                               =======================
    ---------------
    *Cost
      Investment securities................    $76,309        $     --
                                               =======================
      Short-term securities................    $12,545         $88,646
                                               =======================

    See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
    FOR THE SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                ASSET        HIGH-YIELD
                                              GROWTH      INTERNATIONAL     GROWTH-INCOME     ALLOCATION        BOND
                                              SERIES         SERIES            SERIES           SERIES         SERIES
    -------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME:
    Income:
      Interest.............................  $  2,122        $   683           $ 3,113         $  2,060       $  5,960
      Dividends*...........................     1,979          2,266             8,238            1,093             37
                                             --------------------------------------------------------------------------
             Total income..................     4,101          2,949            11,351            3,153          5,997
                                             --------------------------------------------------------------------------
    Expenses:
      Advisory fees........................     1,168            731             1,356              233            203
      Management fees......................       779            292               904              155            135
      Custodian fees.......................       108            200               123               33             28
      Auditing and legal fees..............        24             12                27               10             10
      Reports to investors.................        16              5                20                3              2
      Trustees' fees.......................         8              3                 9                2              2
      Other expenses.......................         7              4                 9                3              3
                                             --------------------------------------------------------------------------
             Total expenses................     2,110          1,247             2,448              439            383
                                             --------------------------------------------------------------------------
    Net investment income..................     1,991          1,702             8,903            2,714          5,614
                                             --------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on
      investments..........................    99,352         33,887            73,326            7,810          2,957
    Net realized foreign exchange loss
      on other assets and liabilities......        --            (16)               --               --             --
    Change in unrealized appreciation/
      depreciation on investments..........   (42,361)          (944)           11,816              277         (1,775)
    Change in unrealized foreign exchange
      loss on other assets and
      liabilities..........................        --             (8)               --               --             --
                                             --------------------------------------------------------------------------
    Net realized and unrealized gain (loss)
      on investments, foreign currency and
      other assets and liabilities.........    56,991         32,919            85,142            8,087          1,182
                                             --------------------------------------------------------------------------
    NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS......................  $ 58,982        $34,621           $94,045         $ 10,801       $  6,796
                                             ==========================================================================

                                                U.S.
                                            GOVERNMENT/
                                             AAA-RATED          CASH
                                             SECURITIES      MANAGEMENT
                                               SERIES          SERIES
    ------------------------------------------------------------------------------------------
                                             <C
    NET INVESTMENT INCOME:
    Income:
      Interest.............................   $   3,724       $  2,375
      Dividends*...........................          --             --
                                              ------------------------
             Total income..................       3,724          2,375
                                              ------------------------
    Expenses:
      Advisory fees........................         155            140
      Management fees......................         103             93
      Custodian fees.......................          23             16
      Auditing and legal fees..............           9              8
      Reports to investors.................           2              2
      Trustees' fees.......................           1              1
      Other expenses.......................           2              2
                                               -----------------------
             Total expenses................         295            262
                                               -----------------------
    Net investment income..................       3,429          2,113
                                               -----------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on
      investments..........................      (1,408)            --
    Net realized foreign exchange loss
      on other assets and liabilities......          --             --
    Change in unrealized appreciation/
      depreciation on investments..........      (1,989)            --
    Change in unrealized foreign exchange
      loss on other assets and
      liabilities..........................          --             --
                                              ------------------------
    Net realized and unrealized gain (loss)
      on investments, foreign currency and
      other assets and liabilities.........      (3,397)            --
                                              ------------------------
    NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS......................   $      32       $  2,113
                                              ========================

---------------
    * Net of foreign witholding taxes of $21; $254; $78 and $8 on Growth, International, Growth-Income and Asset Allocation Series, respectively

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                 U.S.
                                                                                                              GOVERNMENT/
                                                                                        ASSET     HIGH YIELD   AAA-RATED
                                              GROWTH    INTERNATIONAL  GROWTH-INCOME  ALLOCATION     BOND     SECURITIES
                                              SERIES       SERIES         SERIES        SERIES      SERIES      SERIES
    ---------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income..................  $   1,991    $   1,702      $   8,903     $   2,714   $   5,614   $   3,429
    Net realized gain (loss) on
      investments..........................     99,352       33,887         73,326         7,810       2,957      (1,408)
    Net realized foreign exchange loss on
      other assets and liabilities.........         --          (16)            --            --          --          --
    Change in unrealized appreciation/
      depreciation on investments..........    (42,361)        (944)        11,816           277      (1,775)     (1,989)
    Change in unrealized foreign exchange
      loss on other assets and
      liabilities..........................         --           (8)            --            --          --          --
                                             ----------------------------------------------------------------------------
    Net increase in net assets resulting
      from operations......................     58,982       34,621         94,045        10,801       6,796          32
                                             ----------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS
      PAID TO SHAREHOLDERS:
    Dividends from net investment income...     (3,795)      (3,950)       (18,320)       (5,690)    (12,665)     (8,435)
    Distributions from net realized gains
      on investments.......................   (118,520)     (17,640)      (124,190)      (14,930)         --          --
                                             ----------------------------------------------------------------------------
    Total dividends and distributions paid
      to shareholders......................   (122,315)     (21,590)      (142,510)      (20,620)    (12,665)     (8,435)
                                             ----------------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............     68,301       39,540         36,236         8,465      22,382       4,861
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................    122,315       21,590        142,510        20,620      12,665       8,435
    Cost of shares repurchased.............   (176,939)     (62,943)      (124,707)      (19,121)    (39,039)    (24,499)
                                             ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions.........................     13,677       (1,813)        54,039         9,964      (3,992)    (11,203)
                                             ----------------------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS:..............................    (49,656)      11,218          5,574           145      (9,861)    (19,606)

    NET ASSETS:
    Beginning of period....................    813,164      249,144        919,356       153,060     131,337     108,852
                                             ----------------------------------------------------------------------------
    End of period..........................  $ 763,508    $ 260,362      $ 924,930     $ 153,205   $ 121,476   $  89,246
                                             ============================================================================
    ---------------
    Undistributed net investment income....  $   1,985    $   1,695      $   8,896     $   2,711   $   5,606   $   3,423
                                             ============================================================================
    Shares issued and repurchased:
      Sold.................................      1,686        2,484          1,082           543       1,671         445
      Issued in reinvestment of dividends
        and distributions..................      3,424        1,442          4,590         1,437         990         816
      Repurchased..........................     (4,415)      (3,960)        (3,670)       (1,230)     (2,894)     (2,208)
                                             ----------------------------------------------------------------------------
    Net increase (decrease)................        695          (34)         2,002           750        (233)       (947)
                                             ============================================================================


                                                CASH
                                             MANAGEMENT
                                               SERIES
    ----------------------------------------------------
    OPERATIONS:
    Net investment income..................  $   2,113
    Net realized gain (loss) on
      investments..........................         --
    Net realized foreign exchange loss on
      other assets and liabilities.........         --
    Change in unrealized appreciation/
      depreciation on investments..........         --
    Change in unrealized foreign exchange
      loss on other assets and
      liabilities..........................         --
                                             -----------
    Net increase in net assets resulting
      from operations......................      2,113
                                             -----------
    DIVIDENDS AND DISTRIBUTIONS
      PAID TO SHAREHOLDERS:
    Dividends from net investment income...     (4,852)
    Distributions from net realized gains
      on investments.......................         --
                                             -----------
    Total dividends and distributions paid
      to shareholders......................     (4,852)
                                             -----------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............    138,965
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................      4,852
    Cost of shares repurchased.............   (142,654)
                                             -----------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions.........................      1,163
                                             -----------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS:..............................     (1,576)
    NET ASSETS:
    Beginning of period....................     89,236
                                             -----------
    End of period..........................  $  87,660
                                             ===========
    ---------------
    Undistributed net investment income....  $   2,109
                                             ===========
    Shares issued and repurchased:
      Sold.................................     12,362
      Issued in reinvestment of dividends
        and distributions..................        444
      Repurchased..........................    (12,702)
                                             -----------
    Net increase (decrease)................        104
                                             ===========

    See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1996

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                 ASSET        HIGH-YIELD
                                              GROWTH       INTERNATIONAL     GROWTH-INCOME     ALLOCATION        BOND
                                              SERIES          SERIES            SERIES           SERIES         SERIES
    --------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income..................  $   3,796       $   3,659         $  18,321        $   5,657      $  12,236
    Net realized gain on investments.......    118,807          17,946           124,360           14,891          1,680
    Net realized foreign exchange loss on
      other assets and liabilities.........         --             (15)               --               --             --
    Change in unrealized appreciation/
      depreciation of investments..........    (22,910)         21,406            32,410            5,929          3,974
                                             ---------------------------------------------------------------------------
    Net increase in net assets resulting
      from operations......................     99,693          42,996           175,091           26,477         17,890
                                             ---------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS
      PAID TO SHAREHOLDERS:
    Dividends from net investment income...     (5,500)         (7,250)          (20,695)          (5,985)       (13,970)
    Distributions from net realized gains
      on investments.......................   (120,665)         (4,980)          (55,955)         (10,955)            --
                                             ---------------------------------------------------------------------------
    Total dividends and distributions paid
      to shareholders......................   (126,165)        (12,230)          (76,650)         (16,940)       (13,970)
                                             ---------------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............    186,903          69,110            75,454           15,816         40,043
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................    126,165          12,230            76,650           16,940         13,970
    Cost of shares repurchased.............   (370,707)        (91,096)         (213,332)         (42,841)       (73,186)
                                             ---------------------------------------------------------------------------
    Net decrease in net assets resulting
      from capital share transactions......    (57,639)         (9,756)          (61,228)         (10,085)       (19,173)
                                             ---------------------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS...............................    (84,111)         21,010            37,213             (548)       (15,253)
    NET ASSETS:
    Beginning of period....................    897,275         228,134           882,143          153,608        146,590
                                             ---------------------------------------------------------------------------
    End of period..........................  $ 813,164       $ 249,144         $ 919,356        $ 153,060      $ 131,337
                                             ===========================================================================

                                                U.S.
                                            GOVERNMENT/
                                             AAA-RATED          CASH
                                             SECURITIES      MANAGEMENT
                                               SERIES          SERIES
    --------------------------------------------------------------------
                                             <C
    OPERATIONS:
    Net investment income..................   $   8,479      $   4,855
    Net realized gain on investments.......         118              1
    Net realized foreign exchange loss on
      other assets and liabilities.........          --             --
    Change in unrealized appreciation/
      depreciation of investments..........      (2,756)            --
                                              -------------------------
    Net increase in net assets resulting
      from operations......................       5,841          4,856
                                              -------------------------
    DIVIDENDS AND DISTRIBUTIONS
      PAID TO SHAREHOLDERS:
    Dividends from net investment income...     (11,160)        (7,520)
    Distributions from net realized gains
      on investments.......................          --             (1)
                                              --------------------------
    Total dividends and distributions paid
      to shareholders......................     (11,160)        (7,521)
                                              --------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............      16,512        250,835
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................      11,160          7,521
    Cost of shares repurchased.............     (48,439)      (267,327)
                                              --------------------------
    Net decrease in net assets resulting
      from capital share transactions......     (20,767)        (8,971)
                                              --------------------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS...............................     (26,086)       (11,636)
    NET ASSETS:
    Beginning of period....................     134,938        100,872
                                              --------------------------
    End of period..........................   $ 108,852      $  89,236
                                              ==========================

---------------

    Undistributed net investment income....  $   3,789     $      3,943      $     18,313      $    5,687     $   12,657
                                             ============================================================================
    Shares issued and repurchased:
      Sold.................................      4,762           4,811             2,343            1,045          3,028
      Issued in reinvestment of dividends
        and distributions..................      3,361             880             2,462            1,178          1,104
      Repurchased..........................     (9,518)         (6,335)           (6,652)          (2,849)        (5,421)
                                             ---------------------------------------------------------------------------
    Net decrease...........................     (1,395)           (644)           (1,847)            (626)        (1,289)
                                             ============================================================================

    Undistributed net investment income....  $    8,429      $   4,848
                                             =========================
    Shares issued and repurchased:
      Sold.................................       1,469         22,136
      Issued in reinvestment of dividends
        and distributions..................       1,030            683
      Repurchased..........................      (4,300)       (23,640)
                                             -------------------------
    Net decrease...........................      (1,801)          (821)
                                             =========================

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is an entity of the type commonly known as a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics, such as convertible preferred stocks, which demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other equity-type securities (such as convertible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

The HIGH YIELD BOND SERIES seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA by Standard & Poor's Ratings Services or Aaa by Moody's Investors Service, Inc. or that have not received a rating but are determined to be of comparable quality by the investment adviser.

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in a diversified selection of high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: As is customary in the mutual fund industry, securities transactions are accounted for on the first business day following the trade date. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon relative net assets. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets were not affected by this change.

                                                           ---------------------

  For the year ended November 30, 1996, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows, (dollars in thousands):

                                                                                      ACCUMULATED       ACCUMULATED
                                                                                     UNDISTRIBUTED     UNDISTRIBUTED       PAID
                                                                                     NET REALIZED      NET INVESTMENT       IN
                                                                                      GAIN/(LOSS)      INCOME/(LOSS)      CAPITAL
                                                                                     --------------------------------------------
    Growth Series................................................................        $(285)            $   --          $ 285
    International Series.........................................................         (288)               288             --
    Growth-Income Series.........................................................         (164)                --            164
    Asset Allocation Series......................................................          (38)                38             --
    High-Yield Bond Series.......................................................         (427)               427             --
    U.S. Government/AAA-Rated Securities Series..................................           42                (42)            --
    Cash Management Series.......................................................           --                 --             --

3. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for book purposes, (which approximates tax basis), including short-term securities at May 31, 1997, were as follows (dollars in thousands):

                                                        AGGREGATE      AGGREGATE         NET
                                                        UNREALIZED     UNREALIZED     UNREALIZED       COST OF       CAPITAL LOSS
                                                           GAIN          (LOSS)          GAIN        INVESTMENTS     CARRYOVER*+
                                                       --------------------------------------------------------------------------
    Growth Series....................................    $ 265,897      $ (29,050)     $ 236,847      $ 527,558       $        --
    International Series.............................       60,331         (4,912)        55,419        204,030                --
    Growth-Income Series.............................      282,973         (5,505)       277,468        645,814                --
    Asset Allocation Series..........................       30,299           (573)        29,726        124,985                --
    High-Yield Bond Series**.........................        5,487         (1,545)         3,942        112,104         2,159,987
    U.S. Government/AAA-Rated Securities Series......          823         (1,282)          (459)        88,854         1,649,041
    Cash Management Series...........................           --             --             --         88,646                --

 * Expire 2003-2004
** Post 10/31/96 Capital Loss Deferral; High-Yield Bond Series $121,879
 + Net capital loss carryover reported as of November 30, 1996, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

4. BUSINESS MANAGER AND INVESTMENT ADVISER: Anchor Investment Adviser, Inc. (the "Business Manager"), an indirect wholly owned subsidiary of Anchor National Life Insurance Company, pursuant to a business management agreement, manages the business affairs and the administration of the Fund. For these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the business manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and
 .20% on that portion of the series' average daily net assets in excess of $30,000,000. The business manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and
 .58% on that portion of the series' average daily net assets in excess of $60,000,000.

---------------------

  The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of SunAmerica Asset Management Corp., an affiliate of the Business Manager, or SunAmerica Inc., the ultimate parent of the Business Manager.

5. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the six months ended May 31, 1997, was as follows:

                                                                                                     ASSET
                                                   GROWTH      INTERNATIONAL     GROWTH-INCOME     ALLOCATION     HIGH-YIELD
                                                   SERIES         SERIES            SERIES           SERIES       BOND SERIES
                                                 -----------------------------------------------------------------------------
        Purchases of portfolio securities........ $113,769        $70,022          $ 169,816        $ 38,682        $36,019
        Sales of portfolio securities............  245,615         95,143            215,675          38,517         59,867
        U.S. government securities included above
          were as follows:
        Purchases of U.S. government
          securities.............................    1,245             --                 --           7,955          3,611
        Sales of U.S. government securities......       --             --                 --          10,068          8,888

                                                      U.S.
                                                  GOVERNMENT/
                                                    AAA-RATED         CASH
                                                   SECURITIES      MANAGEMENT
                                                     SERIES          SERIES

        Purchases of portfolio securities........    $23,060        $     --
        Sales of portfolio securities............     38,691              --
        U.S. government securities included above
          were as follows:
        Purchases of U.S. government
          securities.............................     21,310              --
        Sales of U.S. government securities......     32,919              --

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                           NET REALIZED        TOTAL        DIVIDENDS       DIVIDENDS
             NET ASSET        NET          & UNREALIZED         FROM         DECLARED       FROM NET       NET ASSET
               VALUE        INVEST-        GAIN (LOSS)        INVEST-        FROM NET       REALIZED         VALUE
 PERIOD      BEGINNING        MENT              ON              MENT        INVESTMENT       GAIN ON        END OF       TOTAL
 ENDED       OF PERIOD       INCOME        INVESTMENTS       OPERATIONS       INCOME       INVESTMENTS      PERIOD       RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                         Growth Series
11/30/92      $ 25.57        $ 0.23           $ 5.21           $ 5.44         $(0.01)        $ (0.04)       $ 30.96       21.29%
11/30/93        30.96          0.24@            5.32             5.56          (0.23)          (0.53)         35.76       18.26
11/30/94        35.76          0.19@            1.04             1.23          (0.25)          (2.66)         34.08        3.33
11/30/95        34.08          0.25@           12.02            12.27          (0.20)          (2.65)         43.50       37.93
11/30/96        43.50          0.18@            5.10             5.28          (0.28)          (6.22)         42.28       14.02
 5/31/97*       42.28          0.10@            2.89             2.99          (0.22)          (6.73)         38.32        8.25

                                                     International Series
11/30/92      $ 10.13        $ 0.15           $(0.12)          $ 0.03         $(0.14)        $ (0.02)       $ 10.00        0.31%
11/30/93        10.00          0.18@            2.54             2.72          (0.14)          (0.01)         12.57       27.41
11/30/94        12.57          0.22@            0.81             1.03          (0.12)          (0.22)         13.26        8.17
11/30/95        13.26          0.26@            1.11             1.37          (0.23)          (0.50)         13.90       11.18
11/30/96        13.90          0.22@            2.46             2.68          (0.46)          (0.31)         15.81       20.03
 5/31/97*       15.81          0.11@            2.12             2.23          (0.27)          (1.22)         16.55       15.10

                                                     Growth-Income Series
11/30/92      $ 23.79        $ 0.64           $ 3.12           $ 3.76         $(0.72)        $ (0.58)       $ 26.25       16.02%
11/30/93        26.25          0.71@            2.44             3.15          (0.63)          (0.54)         28.23       12.34
11/30/94        28.23          0.69@           (0.14)            0.55          (0.76)          (1.56)         26.46        2.00
11/30/95        26.46          0.71@            7.46             8.17          (0.76)          (2.23)         31.64       33.47
11/30/96        31.64          0.67@            5.87             6.54          (0.77)          (2.10)         35.31       21.88
 5/31/97*       35.31          0.33@            3.20             3.53          (0.75)          (5.10)         32.99       11.02

                                                    Asset Allocation Series
11/30/92      $ 11.88        $ 0.50           $ 1.10           $ 1.60         $(0.53)        $ (0.05)       $ 12.90       13.80%
11/30/93        12.90          0.63@            0.72             1.35          (0.46)          (0.13)         13.66       10.76
11/30/94        13.66          0.58@           (0.69)           (0.11)         (0.62)          (0.31)         12.62       (0.84)
11/30/95        12.62          0.55@            3.16             3.71          (0.68)          (0.38)         15.27       31.01
11/30/96        15.27          0.56@            2.17             2.73          (0.63)          (1.14)         16.23       19.34
 5/31/97*       16.23          0.28@            0.82             1.10          (0.63)          (1.65)         15.05        7.50

                                                    High-Yield Bond Series
11/30/92      $ 13.91        $ 1.20           $ 0.65           $ 1.85         $(1.16)        $    --        $ 14.60       14.06%
11/30/93        14.60          1.27@            1.02             2.29          (1.22)             --          15.67       16.44
11/30/94        15.67          1.24@           (1.88)           (0.64)         (1.49)          (0.49)         13.05       (4.70)
11/30/95        13.05          1.26@            0.99             2.25          (1.56)          (0.13)         13.61       18.97
11/30/96        13.61          1.21@            0.56             1.77          (1.53)             --          13.85       14.05
 5/31/97*       13.85          0.59@            0.12             0.71          (1.43)             --          13.13        5.38

                                          U.S. Government/AAA-Rated Securities Series
11/30/92      $ 12.49        $ 0.85           $ 0.31           $ 1.16         $(0.78)        $    --        $ 12.87        9.84%
11/30/93        12.87          0.95@            0.61             1.56          (0.91)          (0.18)         13.34       12.58
11/30/94        13.34          0.90@           (1.43)           (0.53)         (1.11)          (0.17)         11.53       (4.17)
11/30/95        11.53          0.86@            0.85             1.71          (1.20)          (0.06)         11.98       15.95
11/30/96        11.98          0.80@           (0.21)            0.59          (1.06)             --          11.51        5.49
 5/31/97*       11.51          0.39@           (0.39)              --          (1.03)             --          10.48        0.16

                                                    Cash Management Series
11/30/92      $ 11.88        $ 0.40           $(0.03)          $ 0.37         $(0.75)        $    --        $ 11.50        3.26%
11/30/93        11.50          0.29@              --             0.29          (0.39)             --          11.40        2.57
11/30/94        11.40          0.40@              --             0.40          (0.33)             --          11.47        3.56
11/30/95        11.47          0.61@            0.01             0.62          (0.44)             --          11.65        5.53
11/30/96        11.65          0.55@              --             0.55          (0.82)             --          11.38        4.94
 5/31/97*       11.38          0.27@              --             0.27          (0.62)             --          11.03        2.43

            NET                       RATIO OF NET
           ASSETS       RATIO OF       INVESTMENT
           END OF       EXPENSES         INCOME     PORTFOLIO  AVERAGE
 PERIOD    PERIOD      TO AVERAGE      TO AVERAGE   TURNOVER  COMMISSION
 ENDED    (000'S)      NET ASSETS      NET ASSETS     RATE    PER SHARE#
----------------------------------------------------------------------------------------

11/30/92  $644,060        0.56%            0.88%       14.31%  $    N/A
11/30/93   735,400        0.55             0.71        21.99        N/A
11/30/94   712,602        0.55             0.56        33.79        N/A
11/30/95   897,275        0.55             0.65        23.72        N/A
11/30/96   813,164        0.55             0.46        25.51     0.0561
 5/31/97   763,508        0.55+            0.52+       16.52     0.0479

11/30/92  $ 85,919        1.19%            1.88%       21.04%  $    N/A
11/30/93   192,162        1.12             1.62        22.56        N/A
11/30/94   259,498        1.04             1.64        21.68        N/A
11/30/95   228,134        1.05             1.95        16.79        N/A
11/30/96   249,144        1.02             1.56        44.94     0.0196
 5/31/97   260,362        1.02+            1.40+       31.91     0.0036

11/30/92  $777,448        0.56%            2.88%       18.81%  $    N/A
11/30/93   862,716        0.55             2.60        29.22        N/A
11/30/94   765,971        0.55             2.54        32.97        N/A
11/30/95   882,143        0.55             2.52        18.81        N/A
11/30/96   919,356        0.55             2.07        23.72     0.0564
 5/31/97   924,930        0.55+            1.98+       15.23     0.0491

11/30/92  $134,100        0.63%            4.84%       21.86%  $    N/A
11/30/93   166,555        0.60             4.70        22.66        N/A
11/30/94   142,678        0.59             4.47        48.53        N/A
11/30/95   153,608        0.59             4.04        53.58        N/A
11/30/96   153,060        0.58             3.74        40.97     0.0573
 5/31/97   153,205        0.59+            3.63+       28.10     0.0508

11/30/92  $147,951        0.62%            9.40%       75.27%       N/A
11/30/93   190,515        0.59             8.43        59.03        N/A
11/30/94   127,467        0.59             8.76        44.97        N/A
11/30/95   146,590        0.59             9.66        31.64        N/A
11/30/96   131,337        0.58             9.09        36.99        N/A
 5/31/97   121,476        0.59+            8.69+       30.94        N/A

11/30/92  $230,798        0.59%            7.32%       47.58%       N/A
11/30/93   228,569        0.58             7.19         9.14        N/A
11/30/94   149,368        0.58             7.42        16.95        N/A
11/30/95   134,938        0.59             7.49        43.43        N/A
11/30/96   108,852        0.59             7.03        17.12        N/A
 5/31/97    89,246        0.61+            7.06+       26.07        N/A

11/30/92  $203,548        0.61%            3.21%          --%       N/A
11/30/93   192,384        0.58             2.59           --        N/A
11/30/94   186,396        0.57             3.52           --        N/A
11/30/95   100,872        0.58             5.32           --        N/A
11/30/96    89,236        0.58             4.81           --        N/A
 5/31/97    87,660        0.60+            4.85+          --        N/A

---------------

@ Calculated based upon average shares outstanding

+  Annualized

# The average commission per share is derived by dividing the agency commissions paid on equity securities trades by the number of shares purchased or sold.

*  Unaudited

** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

See Notes to Financial Statements

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
SHAREHOLDER INFORMATION (UNAUDITED)

SUPPLEMENTAL PROXY INFORMATION: A Special Meeting of the Shareholders of the Anchor Pathway Fund was held on March 21, 1997. Each of the applicable Series voted in favor of adopting the following proposals, therefore, the results are aggregated for the Fund unless otherwise specified.

1. To elect a slate of five members to the Board of Trustees to hold office until their successors are duly elected and qualified.

                                                                           VOTES IN       VOTES        VOTES
                                                                           FAVOR OF      AGAINST     ABSTAINED
                                                                            -------------------------------

            Richard D. Barger.........................................    90,952,212       --        1,940,316
            James K. Hunt.............................................    91,105,619       --        1,786,909
            Norman J. Metcalfe........................................    91,105,854       --        1,786,674
            Allan L. Sher.............................................    90,984,097       --        1,908,432
            William M. Wardlaw........................................    91,041,080       --        1,851,448

2. To approve certain changes to its fundamental investment restrictions:

  (a) Eliminating the Trusts' Fundamental Investment Restriction relating to Investments in Illiquid Securities.

 VOTES IN            VOTES              VOTES
 FAVOR OF           AGAINST           ABSTAINED
 ---------------------------------------------

75,860,742         10,444,709         6,587,078

  (b) Eliminating the Trusts' Fundamental Investment Restrictions relating to Pledging their assets.

 VOTES IN            VOTES              VOTES
 FAVOR OF           AGAINST           ABSTAINED
 ---------------------------------------------

74,859,722         11,299,629         6,733,177

  (c) Eliminating the Trusts' Fundamental Investment Restrictions relating to Options Transactions.

 VOTES IN            VOTES              VOTES
 FAVOR OF           AGAINST           ABSTAINED
 ---------------------------------------------

76,465,772          9,615,702         6,811,053

  (d) Eliminating the Trusts' Fundamental Investment Restrictions relating to Investments in Securities of other Investment Companies.

 VOTES IN            VOTES              VOTES
 FAVOR OF           AGAINST           ABSTAINED
 ---------------------------------------------

78,545,526          7,984,997         6,362,005

  (e) Eliminating the Trusts' Fundamental Investment Restrictions relating to Investments in Companies for the purpose of Exercising Control. (Not applicable to the Cash Management Series or the U.S. Government/AAA-Rated Securities Series)

 VOTES IN            VOTES              VOTES
 FAVOR OF           AGAINST           ABSTAINED
 ---------------------------------------------

63,643,438          7,854,222         5,543,836

  (f) Eliminating the Trusts' Fundamental Investment Restrictions relating to Underwriting of Securities Issued by Others. (Not applicable to the Cash Management Series or the U.S. Government/AAA-Rated Securities Series)

 VOTES IN            VOTES              VOTES
 FAVOR OF           AGAINST           ABSTAINED
 ---------------------------------------------

63,018,114          8,300,280         5,723,101

                                                           ---------------------

  (g) Eliminating the Trusts' Fundamental Investment Restrictions relating to Short Sales. (Not applicable to the Cash Management Series or the U.S. Government/AAA-Rated Securities Series)

 VOTES IN            VOTES              VOTES
 FAVOR OF           AGAINST           ABSTAINED
 ---------------------------------------------

62,883,023          8,758,015         5,400,458

  (h) Amending the Trusts' Fundamental Investment Restrictions relating to Making Loans. (Not applicable to the Cash Management Series or the U.S. Government/AAA-Rated Securities Series)

 VOTES IN            VOTES              VOTES
 FAVOR OF           AGAINST           ABSTAINED
 ---------------------------------------------

62,994,410          8,630,638         5,416,447

  (i) Amending the Trusts' Fundamental Investment Restrictions relating to Borrowing Money. (Not applicable to the Cash Management Series or the U.S. Government/AAA-Rated Securities Series)

 VOTES IN            VOTES              VOTES
 FAVOR OF           AGAINST           ABSTAINED
 ---------------------------------------------

62,666,535          8,914,034         5,460,926

3. To ratify the selection of independent accountants for its current fiscal year.

 VOTES IN            VOTES              VOTES
 FAVOR OF           AGAINST           ABSTAINED
 ---------------------------------------------

86,371,627          1,485,330         5,035,571

---------------------

                                                            --------------------
                                                                 BULK RATE
                                                                U.S. POSTAGE
                                                                  P A I D
                                                               SANTA ANA, CA
                                                               PERMIT NO. 15

                                                            --------------------





















P-1064 (R 7/97)